As filed with the Securities and Exchange Commission on May 7, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

Pre-Effective Amendment No.      //

Post-Effective Amendment No.      //

(Check appropriate box or boxes)

T. Rowe Price Tax-Exempt Money Fund, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Title of Securities Being Registered: Shares of common stock (par value $0.01 per share) of the Registrant.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

T. Rowe Price California Tax-Free Money Fund

T. Rowe Price New York Tax-Free Money Fund

[June 30], 2021

Dear Shareholder:

We cordially invite you to attend a joint special meeting of shareholders of the T. Rowe Price California Tax-Free Money Fund (the “California Tax-Free Money Fund”) and the T. Rowe Price New York Tax-Free Money Fund (the “New York Tax-Free Money Fund”)(each a “Target Fund” and together, the “Target Funds”), each a series of T. Rowe Price State Tax-Free Funds, Inc. (the “Corporation”), on Wednesday, August 11, 2021. The meeting will be conducted as a virtual meeting hosted by means of a live webcast. The Corporation’s Board of Directors (the “Board”) has implemented a virtual meeting format primarily to reflect our global concerns regarding the spread of COVID-19. Shareholders will be able to listen, vote, and submit questions from their home or any location with internet connectivity.

You or your proxyholder will be able to attend the meeting online, vote, and submit questions by visiting the following website: meetings.computershare.com/MKKCTHY and using a control number assigned by Computershare Fund Services, the proxy tabulator for the meeting. To register and receive access to the virtual meeting, you will need to follow the instructions provided in the Notice of Joint Special Meeting of Shareholders and combined proxy statement and prospectus that follow.

The purpose of the meeting is to vote on a proposed transaction pursuant to which your Target Fund will be reorganized into the T. Rowe Price Tax-Exempt Money Fund (“Tax-Exempt Money Fund” and together with the Target Funds, the “Funds,” and each a “Fund”). Each transaction was approved and recommended by the Board. Under the proposed reorganization between your Target Fund and the Tax-Exempt Money Fund, you would become a shareholder of the Tax-Exempt Money Fund.  Shareholders who currently own shares of a Target Fund’s Investor Class and I Class will become shareholders of the Tax-Exempt Money Fund’s Investor Class and I Class, respectively. The value of your account in the Tax-Exempt Money Fund will be the same as it was in your Target Fund on the effective date of the transactions, which is expected to be on or around August 23, 2021, subject to obtaining approval of the Target Fund’s shareholders at the joint special meeting on August 11, 2021. Neither reorganization is contingent upon the approval or completion of the other reorganization. The reasons the Board is recommending these transactions are briefly summarized below. The accompanying combined proxy statement and prospectus contain detailed information on the transactions and comparisons of the Funds. We ask you to read the enclosed information carefully and to submit your vote.

The Funds offer similar investment programs. The Funds are money market funds subject to the maturity, credit quality, diversification, liquidity, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The California Tax-Free Money Fund invests at least 65% of its total assets in California municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal and California state income taxes. The New York Tax-Free Money Fund invests at least 65% of its total assets in New York municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. Normally, at least 80% of the Tax-Exempt Money Fund’s income will be exempt from federal income taxes. Up to 20% of each Target Fund’s income could be derived from securities that are subject to the alternative minimum tax (“AMT”), whereas the Tax-Exempt Money Fund does not purchase securities that are subject to AMT. Historically, securities subject to AMT provided slightly higher income than those not subject to AMT. However, the Tax-Exempt Money Fund has had consistently better performance than each of the Target Funds.

Each of the Target Funds is relatively small. Less than 1% of T. Rowe Price clients residing in California and New York are shareholders of the California Tax-Free Money Fund and the New York Tax-Free Money Fund, respectively. We believe that offering a single tax-free money market fund to a wide variety of investors will allow all shareholders to take advantage of potential economies of scale and reduce inefficiencies that can result from offering similar funds.

Target Fund shareholders will benefit from moving to a fund with a lower overall net expense ratio as a result of the transactions:

Comparison of Investor Class Expenses. Once the assets of the three Funds are combined, the net expense ratio of the Investor Class of the Tax-Exempt Money Fund is estimated to be approximately 0.32% of the Fund’s average daily net assets (as of February 28, 2021). The net expense ratio of the Tax-Exempt Money Fund’s Investor Class was 0.33% as of February 28, 2021 (after restating the Fund’s management fee to reflect current fees), which is lower than the California Tax-Free Money Fund’s Investor Class net expense ratio of 0.55% and New York Tax-Free Money Fund’s Investor Class net expense ratio of 0.55% (each as of February 28, 2021, and including the effect of a contractual management fee waiver and an expense limitation agreement that will be in place through at least June 30, 2022). The gross expense ratio of the Tax-Exempt Money Fund’s Investor Class was approximately 0.52% as of February 28, 2021, which is lower than the California Tax-Free Money Fund’s Investor Class gross expense ratio of 0.83% and New York Tax-Free Money Fund’s Investor Class gross expense ratio of 0.89% (each as of February 28, 2021).

Comparison of I Class Expenses. Once the assets of the three Funds are combined, the net expense ratio of the I Class of the Tax-Exempt Money Fund is estimated to be approximately 0.24% of the Fund’s average daily net assets (as of February 28, 2021, and including the effect of an expense limitation agreement that will be in place through at least June 30, 2022). The net expense ratio of the Tax-Exempt Money Fund’s I Class was 0.24% as of February 28, 2021 (after restating the Fund’s management fee to reflect current fees and including the effect of an expense limitation agreement that will be in place through at least June 30, 2022), which is lower than the California Tax-Free Money Fund’s I Class net expense ratio of 0.33% and New York Tax-Free Money Fund’s I Class net expense ratio of 0.33% (each as of February 28, 2021, and including the effect of a contractual management fee waiver and an expense limitation agreement that will be in place through at least June 30, 2022). The gross expense ratio of the Tax-Exempt Money Fund’s I Class was approximately 0.45% as of February 28, 2021, which is lower than the California Tax-Free Money Fund’s I Class gross expense ratio of 0.73% and New York Tax-Free Money Fund’s I Class gross expense ratio of 0.78% (each as of February 28, 2021).

In an effort to maintain a zero or positive net yield for each Fund, T. Rowe Price Associates, Inc. (“T. Rowe Price”) may voluntarily waive all or a portion of the management fee it is entitled to receive from the Fund or reimburse all or a portion of the Fund’s operating expenses. T. Rowe Price may amend or terminate this voluntary fee waiver arrangement at any time without prior notice.

If the transaction involving your Target Fund is approved at the joint special shareholder meeting, your Investor Class shares or I Class shares of the Target Fund will automatically be converted, on or around August 23, 2021, for Investor Class shares or I Class shares, respectively, of the Tax-Exempt Money Fund of equal value. Please note that each reorganization is not a taxable event but redeeming or exchanging your Target Fund shares prior to the applicable reorganization may be a taxable event depending on your individual tax situation. The cost basis and holding periods of Target Fund shares will carry over to the corresponding class of shares of the Tax-Exempt Money Fund that you will receive in connection with the applicable transaction.

Whether or not you plan to be present at the virtual meeting, your vote is very important. If you do not plan to be present at the virtual meeting, you can vote by signing, dating, and returning the enclosed proxy card promptly or by using the Internet or telephone voting options as described on your proxy card. By voting promptly, you can help the Target Funds avoid the expense of additional mailings.

If you have questions, please call one of our service representatives at 1-800-638-8790. Your participation in this vote is extremely important.

Sincerely,

Robert W. Sharps
Head of Investments

T. Rowe Price California Tax-Free Money Fund

T. Rowe Price New York Tax-Free Money Fund

(each a series of the T. Rowe Price State Tax-Free Funds, Inc.)

Notice of Joint Special Meeting of Shareholders

T. Rowe Price Funds
100 East Pratt Street
Baltimore, Maryland 21202

Fran Pollack-Matz
Secretary

[June 30], 2021

Notice is hereby given that a joint special meeting of shareholders (the “Shareholder Meeting”) of the T. Rowe Price California Tax-Free Money Fund (the “California Tax-Free Money Fund”) and the T. Rowe Price New York Tax-Free Money Fund (the “New York Tax-Free Money Fund”), each a series of T. Rowe Price State Tax-Free Funds, Inc., will be held virtually on Wednesday, August 11, 2021, at 11:00 a.m., eastern time, by means of a live webcast.

The following matters will be considered and acted upon at that time:

1. A proposal to approve an Agreement and Plan of Reorganization relating to the proposed reorganization of the California Tax-Free Money Fund into the T. Rowe Price Tax-Exempt Money Fund (the “Tax-Exempt Money Fund”). The Agreement and Plan of Reorganization provides for the transfer of substantially all of the assets and liabilities of the California Tax-Free Money Fund to the Tax-Exempt Money Fund in exchange for Investor Class shares and I Class shares of the Tax-Exempt Money Fund, and the distribution of the Investor Class shares and I Class shares of the Tax-Exempt Money Fund to the shareholders of the California Tax-Free Money Fund in liquidation of the California Tax-Free Money Fund;

2. A proposal to approve an Agreement and Plan of Reorganization relating to the proposed reorganization of the New York Tax-Free Money Fund into the Tax-Exempt Money Fund. The Agreement and Plan of Reorganization provides for the transfer of substantially all of the assets and liabilities of the New York Tax-Free Money Fund to the Tax-Exempt Money Fund in exchange for Investor Class shares and I Class shares of the Tax-Exempt Money Fund, and the distribution of the Investor Class shares and I Class shares of the Tax-Exempt Money Fund to the shareholders of the New York Tax-Free Money Fund in liquidation of the New York Tax-Free Money Fund; and

3. To transact such other business as may properly come before the Shareholder Meeting and any adjournments thereof.

You will be able to attend the Shareholder Meeting online, submit your questions during the Shareholder Meeting and vote your shares electronically at the meeting by going to the following website: meetings.computershare.com/MKKCTHY and entering your control number, which is included on the enclosed proxy card.

If your shares are held through a brokerage account or by a bank or other holder of record you will need to request a legal proxy in order to receive access to the virtual Shareholder Meeting. To do so, you must submit proof of your proxy power (legal proxy) reflecting your holdings along with your name and email address to Computershare Fund Services, the proxy tabulator for the Shareholder Meeting (“Computershare”). Requests for registration must be labeled as “Legal Proxy” and be received no later than 5:00 p.m., eastern time, on August 6, 2021. You will receive a confirmation of your registration by email that includes the control number necessary to access and vote at the Shareholder Meeting. Requests for registration should be directed to Computershare at shareholdermeetings@computershare.com.

The Shareholder Meeting webcast will begin promptly at 11:00 a.m., eastern time. We encourage you to access the Shareholder Meeting prior to the start time. For additional information on how you can attend and participate in the virtual Shareholder Meeting, please see the instructions under the heading SUMMARY beginning on page 1 of the combined proxy statement and prospectus that follows. Because the Shareholder Meeting will be a completely virtual meeting, there will be no physical location for shareholders to attend.

Only shareholders of record at the close of business on May 31, 2021, are entitled to notice of, and to vote at, this Shareholder Meeting or any adjournment thereof. The Board of each Target Fund recommends that you vote in favor of the applicable proposal.

Fran Pollack-Matz

Secretary

YOUR VOTE IS IMPORTANT

Shareholders are urged to designate their choice on the matters to be acted upon by using one of the following four methods:

1. Vote online.*

• Read the combined proxy statement and prospectus.

• Go to the Internet voting site found on your proxy card.

• Enter the control number found on your proxy card.

• Follow the instructions using your proxy card as a guide.

2. Vote by telephone.*

• Read the combined proxy statement and prospectus.

• Call the toll-free number found on your proxy card.

• Enter the control number found on your proxy card.

• Follow the recorded instructions using your proxy card as a guide.

3. Vote by mail.

• Read the combined proxy statement and prospectus.

• Date, sign, and return the enclosed proxy card in the envelope provided, which requires no postage if mailed in the United States.

4. Attend the virtual Shareholder Meeting.

• Read the combined proxy statement and prospectus.

• Vote your shares electronically during the live webcast virtual Shareholder Meeting by going to the following website: meetings.computershare.com/MKKCTHY and entering your control number, which is included on the enclosed proxy card.

*If you vote online or by telephone, your vote must be received no later than 10:59 a.m. on August 11, 2021. If you vote by mail, your vote must be received at the address referenced on the proxy card on or before August 10, 2021.

Your prompt response will help to achieve a quorum at the Shareholder Meeting and avoid the potential for additional expenses to each Target Fund and its shareholders of further solicitation.

Transfer of the Assets of the

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND

(each a series of T. Rowe Price State Tax-Free Funds, Inc.)

By and in Exchange for Investor Class Shares and I Class Shares of the

T. ROWE PRICE TAX-EXEMPT MONEY FUND

100 East Pratt Street

Baltimore, MD 21202

Joint Special Meeting of Shareholders—August 11, 2021

COMBINED PROXY STATEMENT AND PROSPECTUS

[June 30], 2021

This Combined Proxy Statement and Prospectus (“Statement”) was first transmitted to shareholders on or about June 30, 2021.

This Statement is being furnished to shareholders of the T. Rowe Price California Tax-Free Money Fund (the “California Tax-Free Money Fund”) and the T. Rowe Price New York Tax-Free Money Fund (the “New York Tax-Free Money Fund”) (each a “Target Fund” and together, the “Target Funds”), each a series of T. Rowe Price State Tax-Free Funds, Inc., for use at a joint special meeting of shareholders of each Target Fund to be held on Wednesday, August 11, 2021 (the “Shareholder Meeting”). At the Shareholder Meeting, shareholders of each Target Fund will be asked to approve an Agreement and Plan of Reorganization (a “Plan”) relating to the proposed reorganization ( a “Reorganization”) of such Target Fund into the T. Rowe Price Tax-Exempt Money Fund (the “Tax-Exempt Money Fund” and together with the Target Funds, the “Funds” and each, a “Fund”).

Each Plan provides for the transfer of substantially all of the assets and liabilities of the respective Target Fund to the Tax-Exempt Money Fund, in exchange for Investor Class shares of the Tax-Exempt Money Fund (the “Investor Class” or the “Tax-Exempt Money Fund—Investor Class”) and I Class shares of the Tax-Exempt Money Fund (the “I Class” or the “Tax-Exempt Money Fund—I Class”). Following the transfer, the Investor Class shares and I Class shares received in the exchange will be distributed to Target Fund shareholders in complete liquidation of the respective Target Fund. Shareholders of Investor Class of each Target Fund will receive Tax-Exempt Money Fund—Investor Class shares, and shareholders of I Class of each Target Fund will receive Tax-Exempt Money Fund—I Class shares, each having an aggregate net asset value equal to the aggregate net asset value of their Target Fund Investor Class shares and I Class shares, respectively, on the business day immediately preceding the closing date of each Reorganization.

If the applicable transaction is approved by shareholders of your Target Fund, you will become a shareholder in the Tax-Exempt Money Fund’s Investor Class or I Class, as applicable, and the value of the share balance in your account will be the same as it was in your Target Fund on the business day preceding the day of the applicable Reorganization. The Funds are money market funds whose shares are valued at amortized cost. Accordingly, it is expected that the shares you receive in the applicable Reorganization will have a net asset value at amortized cost of $1.00 per share.

The Funds have similar investment objectives and investment programs, although the Target Funds are subject to an additional investment restriction that is not applicable to the Tax-Exempt Money Fund. See “Comparison of Investment Objectives, Policies, and Restrictions.”

This Statement concisely sets forth the information you should know about the Tax-Exempt Money Fund and its classes and each Plan. Please read this Statement and keep it for future reference. It is both a proxy statement for each Target Fund and a prospectus for the Tax-Exempt Money Fund.

The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Statement by reference:

• The Statement of Additional Information dated [June 30], 2021,relating to the Reorganizations (“SAI”)

• The prospectus of the California Tax-Free Money Fund dated July 1, 2020, as supplemented to date

• The prospectus of the New York Tax-Free Money Fund dated July 1, 2020, as supplemented to date

• The prospectus of the Tax-Exempt Money Fund dated July 1, 2020, as supplemented to date

• The Statement of Additional Information of the Funds dated May 1, 2021

• The annual shareholder report of the California Tax-Free Money Fund dated February 28, 2021

• The annual shareholder report of the New York Tax-Free Money Fund dated February 28, 2021

• The annual shareholder report of the Tax-Exempt Money Fund dated February 28, 2021

Each Fund’s prospectus includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully. The Funds’ Statement of Additional Information, which contains additional detailed information about the relevant Fund, is not a prospectus but should be read in conjunction with the prospectus.

The shareholder reports contain information about Fund investments, including a review of market conditions and the portfolio manager’s recent investment strategies and their impact on performance. Copies of each prospectus, annual and semiannual shareholder reports, Statements of Additional Information for the Funds, and the SAI are all available at no cost by calling 1-800-225-5132; by writing to T. Rowe Price Associates, Inc. (“T. Rowe Price”), Three Financial Center, 4515 Painters Mill Road, Owings Mills, Maryland 21117; or by visiting our website at troweprice.com. All of the above-referenced documents are also on file with the SEC and available through its website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than what is in this Statement or in the materials expressly incorporated herein by reference. Any such other information or representation should not be relied upon as having been authorized by the Funds.

SUMMARY

The information contained in this summary is qualified by reference to the more detailed information appearing elsewhere in this Statement, and in each Plan, a form of which is included as Exhibit A to this Statement.

What are shareholders being asked to vote on?

At a meeting held on March 9, 2021, the Boards of Directors of the Funds (each, a “Board” and together, the “Boards”), including a majority of the independent directors, approved the proposed reorganization of each of the California Tax-Free Money Fund and the New York Tax-Free Money Fund into the Tax-Exempt Money Fund and the submission of each Plan to shareholders of the respective Target Fund. Each Plan provides for the transfer of substantially all the assets and liabilities of the respective Target Fund to the Tax-Exempt Money Fund in exchange for Investor Class Shares and I Class shares of the Tax-Exempt Money Fund. Following the transfer, the Investor Class Shares and I Class shares of the Tax-Exempt Money Fund received in the exchange will be distributed to shareholders of the respective Target Fund in complete liquidation of such Target Fund. As a result of the proposed transaction: (1) you will cease being a shareholder of your respective Target Fund; (2) instead you will become an owner of Investor Class shares or I Class shares, as applicable, of the Tax-Exempt Money Fund; and (3) the value of your account in the Tax-Exempt Money Fund will equal the value of your account in your respective Target Fund as of the close of the business day immediately preceding the closing date of the applicable transaction.

How can shareholders access the virtual Shareholder Meeting?

The Shareholder Meeting will be a virtual meeting conducted exclusively via live webcast starting at 11:00 a.m., eastern time. You will be able to attend the Shareholder Meeting online, submit your questions during the Shareholder Meeting, and vote your shares electronically at the Shareholder Meeting by going to the following website: meetings.computershare.com/MKKCTHY and entering your control number, which is included on the proxy card that you received.

Because the Shareholder Meeting is completely virtual and being conducted via live webcast, shareholders will not be able to attend the Shareholder Meeting in person.

If your shares are held through a brokerage account or by a bank or other holder of record you will need to request a legal proxy in order to receive access to the virtual meeting. To do so, you must submit proof of your proxy power (legal proxy) reflecting your holdings along with your name and email address to Computershare Fund Services (“Computershare”). Requests for registration must be labeled as “Legal Proxy” and be received no later than 5:00 p.m., eastern time, on August 6, 2021. You will receive a confirmation of your registration by email that includes the control number necessary to access and vote at the Shareholder Meeting. Requests for registration should be directed to Computershare at shareholdermeetings@computershare.com.

In light of the rapidly changing developments related to the ongoing global COVID-19 pandemic caused by the novel coronavirus, SARS-CoV-2, we are pleased to offer our shareholders a completely virtual Shareholder Meeting, which provides worldwide access and communication, while protecting the health and safety of our shareholders, directors, management, and other stakeholders. We are committed to ensuring that shareholders will be afforded the same rights and opportunities to participate as they would at an in-person meeting. We will reserve time at the end of the Shareholder Meeting (prior to the final vote tabulation) to answer as many shareholder-submitted questions as time permits; however, we reserve the right to exclude questions that are not pertinent to Shareholder Meeting matters or that are otherwise inappropriate. If substantially similar questions are received, we will group such questions together and provide a single response to avoid repetition.

Can I access the Shareholder Meeting without a control number?

The Shareholder Meeting will be accessible to shareholders without a control number; however, only those with a control number will be able to vote during the Shareholder Meeting and ask questions.

Your control number is included on the enclosed proxy card. If you are unable to locate your control number, please contact Computershare by emailing shareholdermeetings@computershare.com. Any requests for a control number must be received no later than 5:00 p.m., eastern time, on August 6, 2021.

What vote is required to approve the Plan?

Approval of each Plan requires an affirmative vote of the lesser of: (a) 67% or more of the respective Target Fund’s shares represented at the Shareholder Meeting if the holders of more than 50% of the outstanding shares of such Target Fund are present at the virtual Shareholder Meeting or by proxy; or (b) more than 50% of the respective Target Fund’s outstanding shares. Each Board recommends that shareholders of the respective Target Fund vote FOR the proposal.

Will there be any tax consequences to a Target Fund or its shareholders?

Each Reorganization will be structured to have no adverse tax consequences to the applicable Target Fund or its shareholders.

Each Reorganization is conditioned upon the receipt of an opinion of tax counsel to the applicable Funds that, for federal income tax purposes:

• no gain or loss will be recognized by the applicable Target Fund, the Tax-Exempt Money Fund, or their shareholders as a result of the Reorganization;

• the holding period and adjusted basis of the Tax-Exempt Money Fund shares received by a shareholder will have the same holding period and adjusted basis of the shareholder’s shares of the applicable Target Fund; and

• the Tax-Exempt Money Fund will assume the holding period and adjusted basis of each asset (with certain exceptions) of the applicable Target Fund that is transferred to the Tax-Exempt Money Fund that the asset had immediately prior to the Reorganization. See “Information About the Reorganizations—Tax Considerations” for more information.

The receipt of an opinion of tax counsel is a nonwaivable condition of the Reorganization. It is anticipated that substantially all of each Target Fund’s portfolio holdings will transfer to the Tax-Exempt Money Fund as part of its Reorganization. Each Target Fund’s investment program allows up to 20% of its income to be derived from securities subject to the alternative minimum tax (“AMT”), whereas the Tax-Exempt Money Fund is not permitted to invest in securities subject to AMT. Each Target Fund intends to allow any securities that may be incompatible with the Tax-Exempt Money Fund’s investment program to mature prior to its Reorganization, and to exercise certain demand features prior to its Reorganization. Although unlikely, some securities may be sold prior to a Target Fund’s Reorganization.

It is expected that shareholders will not recognize a gain or loss for federal income tax purposes as a direct result of a Reorganization. Shareholders will receive, in one or more distributions, all or a portion of which may be taxable, their share of the net investment income (including net tax-exempt interest income) and net capital gain realized in the normal course of each Target Fund’s operations and not previously distributed for taxable years ending on or prior to August 23, 2021, or such other closing date as is agreed to by each Target Fund and the Tax-Exempt Money Fund (each, a “Closing Date”). See “Information About the Reorganizations—Tax Considerations” for more information.

Who will pay for the Reorganizations?

The expenses incurred to execute each Reorganization, including all direct and indirect expenses, will be paid by the respective Funds and their shareholders since each Reorganization is expected to benefit the Funds. The total estimated expenses associated with the Reorganizations are $50,700, which includes costs associated with soliciting shareholders, professional expenses (including legal and auditing fees), and transaction costs (which are expected to be de minimis). Professional fees (legal and audit) will be allocated equally among the Funds, while printing and postage costs will be borne solely by the Target Funds. The California Tax-Free Money Fund, the New York Tax-Free Money Fund, and the Tax-Exempt Money Fund are each estimated to pay $20,500, $20,000, and $10,200, respectively, in connection with the Reorganizations. The Funds will pay these expenses whether or not the Reorganizations are approved at the Shareholder Meeting. See “Who pays for the costs involved with the proxy?” for more information.

Will I have to pay any sales charge, commission, redemption, or other similar fee in connection with the applicable Reorganization?

No, you will not have to pay any sales charge, commission, redemption, or other similar fee in connection with the applicable Reorganization. Neither the Investor Class nor the I Class of the Tax-Exempt Money Fund imposes sales charges, commissions, or redemption fees. However, you may incur brokerage commissions and other charges when buying or selling Investor Class or I Class shares through a financial intermediary.

What if I redeem or exchange my shares before the applicable Reorganization takes place?

If you choose to redeem or exchange your shares before the applicable Reorganization takes place, the transaction will be treated as a normal sale of shares and will be processed according to the respective Target Fund’s policies and procedures in effect at the time of the redemption or exchange.

If a Reorganization is not approved at the Shareholder Meeting, will the respective Target Fund continue to operate?

Yes, if a Reorganization is not approved at the Shareholder Meeting, the respective Target Fund will continue to operate. Neither Reorganization is contingent upon the approval or completion of the other Reorganization.

What are the investment objectives and principal investment strategies of the Tax-Exempt Money Fund and each Target Fund?

The investment objectives of the Funds are similar. The California Tax-Free Money Fund’s investment objective is to seek to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes. The New York Tax-Free Money Fund’s investment objective is to seek to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes. The Tax-Exempt Money Fund’s investment objective is to seek to provide preservation of capital, liquidity, and consistent with these objectives, the highest current income exempt from federal income taxes.

The Funds have similar investment programs. The Funds are retail money market funds managed in compliance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). The Funds are each managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal securities whose income is expected to be exempt from federal income taxes. Money market securities are generally high-quality, short-term obligations issued by companies or governmental entities.

The California Tax-Free Money Fund invests at least 65% of its total assets in California municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal and California state income taxes. The New York Tax-Free Money Fund invests at least 65% of its total assets in New York municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. Normally, at least 80% of the Tax-Exempt Money Fund’s income will be exempt from federal income taxes. Up to 20% of each Target

Fund’s income could be derived from securities that are subject to AMT, whereas the Tax-Exempt Money Fund does not purchase securities that are subject to AMT.

Each Target Fund may invest a significant portion of assets in securities that are not general obligations of the applicable state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the applicable state’s general obligation securities. From time to time, each Fund may invest a significant portion of their assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds (including, in the case of the Target Funds, industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. Each Target Fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the Target Fund’s net assets.

Each Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

In accordance with the requirements for “retail money market funds” under Rule 2a-7, each Fund has implemented policies and procedures designed to limit accounts to only those beneficially owned by natural persons. The Funds have also obtained assurances from financial intermediaries that sell the Funds that they have developed adequate procedures to limit accounts to only those beneficially owned by natural persons. Any new investors wishing to purchase shares will be required to demonstrate eligibility (for example, by providing their Social Security number).

Pursuant to Rule 2a-7, if a Fund’s weekly liquid assets fall below 30% of its total assets, the Fund’s Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the Fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if one of the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Fund’s Board determines that not doing so is in the best interests of the Fund. Pursuant to Rule 2a-7, weekly liquid assets include cash, U.S. Treasuries, other government securities with remaining maturities of 60 days or less, or securities that mature or are subject to a demand feature within five business days.

What are the principal risks of investing in these three Funds?

Because of their similar investment objectives and similar investment strategies, each Fund is subject to similar risks. With respect to the differences in risks, those risks of a Target Fund that are not shared with the Tax-Exempt Money Fund are generally as a result of differences in the Funds’ principal investment strategies described above.

As with any mutual fund, there can be no guarantee a Fund will achieve its objective(s). You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Each Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. T. Rowe Price has no legal obligation to provide financial support to the Funds, and you should not expect that T. Rowe Price will provide financial support to the Funds at any time.

Money market funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money market funds in other fund complexes that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds.

Each Fund is subject to the applicable risks described below. Once the Funds are combined, the Tax-Exempt Money Fund will be managed in accordance with its investment objective, investment strategies, and investment policies described above and subject to the risks described below. The potential for realizing a loss of principal in each Fund could derive from:

Municipal securities The Fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the Fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the Fund more susceptible to developments affecting those industries and projects.

Market conditions The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund,

particular industries, or the overall securities markets. A variety of factors can increase the volatility of the Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stable net asset value The Fund may not be able to maintain a stable $1.00 share price at all times. The Fund’s shareholders should not rely on or expect the Fund’s investment adviser or an affiliate to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, make capital infusions into the Fund, or take other actions to help the Fund maintain a stable $1.00 share price.

Redemptions The Fund may be subject to periods of increased redemptions that could cause the Fund to sell its assets at disadvantageous times or at a depressed value or loss, particularly during periods of declining or illiquid markets, and that could affect the Fund’s ability to maintain a stable $1.00 share price. Periods of heavy redemptions may result in the Fund’s level of weekly liquid assets falling below certain minimums required by Rule 2a-7, which may result in the Fund’s Board of Directors imposing a liquidity fee or redemption gate.

Liquidity The Fund may not be able to sell a holding in a timely manner at its current carrying value. Periods of reduced liquidity in money markets could require the Fund to liquidate its assets at inopportune times or at a depressed value, cause the Fund to be unable to meet redemption requests without dilution of the remaining shareholders’ interests in the Fund, and potentially affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund’s Board of Directors has discretion to impose a liquidity fee, to temporarily suspend Fund redemptions when permitted by applicable regulations, or to liquidate the Fund if the Fund’s weekly liquid assets fall below 10%.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Although the Fund only purchases securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of the Fund’s holdings could change rapidly during periods of market stress.

Interest rates A decline in interest rates may lower the Fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the Fund. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the Fund would have to reinvest at lower interest rates.

Cybersecurity breaches The Fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the Fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the Fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

In addition to the risks described above, each Target Fund is subject to the following risks, which are not risks of the Tax-Exempt Money Fund:

State-specific focus A tax-free fund investing primarily within a single state typically involves more risk than a fund that can invest in a larger universe of municipal securities and does not focus its investments in a single state. Overall economic conditions within a particular state can be unpredictable and change rapidly at any time. Therefore, the Fund is subject to the risk that developments in California (in the case of the California Tax-Free Money Fund) or New York (in the case of the New York Tax-Free Money Fund) will negatively affect the values of securities held by the Fund or that are available for investment, which could harm the Fund’s performance and increase the Fund’s overall risk level. Such developments may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, unfavorable developments in one or more industries critical to the state’s economy, and changes in the credit ratings assigned to California municipal issuers (in the case of the California Tax-Free Money Fund) or New York municipal issuers (in the case of the New York Tax-Free Money Fund). An adverse change in any one of these or other areas could affect the ability of the state’s municipal issuers to meet their obligations. For more detailed information about the specific risks affecting municipal securities issuers in California (in the case of the California Tax-Free Money Fund) or New York (in the case of the New York Tax-Free Money Fund), please refer to the Statement of Additional Information of the Funds.

Alternative minimum tax The income from certain types of bonds, such as private activity bonds, may be tax-exempt but must be included for purposes of the alternative minimum tax calculation. As a result, the portion of the Fund’s income attributable to these bonds may be taxable to those shareholders subject to the federal alternative minimum tax.

Will the Reorganization result in higher Fund expenses?

Each Reorganization is not expected to result in higher net expenses for the respective Target Fund. The net annual fund operating expense ratio for each of the Tax-Exempt Money Fund—Investor Class and the Tax-Exempt Money Fund—I Class is expected to be lower than that of the Investor Class and I Class, respectively, of each Target Fund after the applicable Reorganization takes place.

Comparison of Investor Class Expenses. Once the assets of the three Funds are combined, the net expense ratio of the Investor Class of the Tax-Exempt Money Fund is estimated to be approximately 0.32% of the Fund’s average daily net assets (as of February 28, 2021). The net expense ratio of the Tax-Exempt Money Fund’s Investor Class was 0.33% as of February 28, 2021 (after restating the Fund’s management fee to reflect current fees), which is lower than the California Tax-Free Money Fund’s Investor Class net expense ratio of 0.55% and New York Tax-Free Money Fund’s Investor Class net expense ratio of 0.55% (each as of February 28, 2021, and including the effect of a contractual management fee waiver and an expense limitation agreement that will be in place through at least June 30, 2022). The gross expense ratio of the Tax-Exempt Money Fund’s Investor Class was approximately 0.52% as of February 28, 2021, which is lower than the California Tax-Free Money Fund’s Investor Class gross expense ratio of 0.83% and New York Tax-Free Money Fund’s Investor Class gross expense ratio of 0.89% (each as of February 28, 2021).

Comparison of I Class Expenses. Once the assets of the three Funds are combined, the net expense ratio of the I Class of the Tax-Exempt Money Fund is estimated to be approximately 0.24% of the Fund’s average daily net assets (as of February 28, 2021, and including the effect of an expense limitation agreement that will be in place through at least June 30, 2022). The net expense ratio of the Tax-Exempt Money Fund’s I Class was 0.24% as of February 28, 2021 (after restating the Fund’s management fee to reflect current fees and including the effect of an expense limitation agreement that will be in place through at least June 30, 2022), which is lower than the California Tax-Free Money Fund’s I Class net expense ratio of 0.33% and New York Tax-Free Money Fund’s I Class net expense ratio of 0.33% (each as of February 28, 2021, and including the effect of a contractual management fee waiver and an expense limitation agreement that will be in place through at least June 30, 2022). The gross expense ratio of the Tax-Exempt Money Fund’s I Class was approximately 0.45% as of February 28, 2021, which is lower than the California Tax-Free Money Fund’s I Class gross expense ratio of 0.73% and New York Tax-Free Money Fund’s I Class gross expense ratio of 0.78% (each as of February 28, 2021).

Each Target Fund pays T. Rowe Price a management fee that consists of two components—an “individual fund fee,” which reflects the Fund’s particular characteristics, and a “group fee.” The group fee, which is designed to reflect the benefits of the shared resources of T. Rowe Price, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the funds-of-funds, T. Rowe Price Reserve Funds, Multi-Sector Account Portfolios, and any index or private-label mutual funds). The group fee schedule is graduated, declining as the combined assets of the T. Rowe Price Funds rise, so shareholders benefit from the overall growth in mutual fund assets. On February 28, 2021, the annual group fee rate was 0.28%. The individual fund fee, also applied to the Fund’s average daily net assets, is 0.10%. Based on the group fee rate and individual fund fee rate, each Target Fund’s overall management fee as of February 28, 2021, was 0.38%.

With respect to each Target Fund, T. Rowe Price has contractually agreed (at least through June 30, 2022) to waive a portion of its management fees in order to limit the Fund’s management fees to 0.28% of the Fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the Fund’s Board. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price by a Target Fund.

Effective April 1, 2021, the separate group fee and individual fund fee components of the Tax-Exempt Money Fund’s management fee (as described below) were eliminated and the Tax-Exempt Money Fund pays T. Rowe Price an annual investment management fee of 0.19% of average daily net assets of the Tax-Exempt Money Fund. Prior to April 1, 2021, the Tax-Exempt Money Fund paid T. Rowe Price an annual investment management fee of 0.39% (comprising an individual fund fee of 0.10%, and a group fee, which was 0.29% as of February 28, 2021) of average daily net assets from the Tax-Exempt Fund.

Also effective April 1, 2021, the arrangement limiting the overall management fee of the Tax-Exempt Money Fund to 0.28% (as described below) was terminated. Prior to April 1, 2021, with respect to the Tax-Exempt Money Fund, T. Rowe Price had contractually agreed at least through June 30, 2021, to waive a portion of its management fees in order to limit the Tax-Exempt Money Fund’s management fees to 0.28% of the Fund’s average daily net assets.

In addition, in an effort to maintain a zero or positive net yield for a Fund, T. Rowe Price may voluntarily waive all or a portion of the management fee it is entitled to receive from the Fund or reimburse all or a portion of the Fund’s operating expenses. T. Rowe Price may amend or terminate this voluntary fee waiver arrangement at any time without prior notice.

With respect to Investor Class Shares of each Target Fund, T. Rowe Price has contractually agreed (through June 30, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 0.55% of the class’ average daily net assets. The agreement may only be terminated at any time after June 30, 2022, with approval by the Target Fund’s Board of Directors. Any fees waived and expenses paid under this agreement (and a previous limitation of 0.55%) are subject to reimbursement to T. Rowe Price by the Fund whenever the class’ expense ratio is below 0.55%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The Fund may only make repayments to T. Rowe Price if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.

With respect to I Class Shares of each Fund, T. Rowe Price has contractually agreed (through June 30, 2022) to pay the operating expenses of the Fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated with respect to a Fund at any time after June 30, 2022, with approval by the Fund’s Board of Directors. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price by the Fund whenever the Fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The Fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.

In addition to the management fee, the Tax-Exempt Money Fund pays its operating expenses, and the Investor Class and I Class each pays its pro-rata portion of Tax-Exempt Money Fund operating expenses and class-specific operating expenses.

The following tables describe the fees and expenses that you may pay if you buy and hold Investor Class shares and I Class shares of the Funds. The information in the tables reflects, with respect to each of Investor Class shares and I Class shares: (i) the fees and expenses incurred by each Target Fund and the Tax-Exempt Money Fund for the fiscal year ended February 28, 2021, (ii) the pro forma fees and expenses of the combined Fund for the 12-month period ended February 28, 2021, assuming only the Reorganization of the California Tax-Free Money Fund into the Tax-Exempt Money Fund had taken place on March 1, 2020, (iii) the pro forma fees and expenses of the combined Fund for the 12-month period ended February 28, 2021, assuming only the Reorganization of the New York Tax-Free Money Fund into the Tax-Exempt Money Fund had taken place on March 1, 2020, and (iv) the pro forma fees and expenses of the combined Fund for the 12-month period ended February 28, 2021, assuming both Reorganizations had taken place on March 1, 2020.

Fees and Expenses

Fees and Expenses of the Funds—Investor Class

California Tax-Free Money Fund—Investor Class[a]		New York Tax-Free Money Fund—Investor Class[a]		Tax-Exempt Money Fund—Investor Class[a]		Pro Forma Combined—Investor Class (California Tax-Free Money Fund into Tax-Exempt Money Fund)[a]		Pro Forma Combined—Investor Class (New York Tax-Free Money Fund into Tax-Exempt Money Fund)[a]	Pro Forma Combined—Investor Class (Both Target Funds into Tax-Exempt Money Fund)[a]
Shareholder fees (fees paid directly from your investment)

Maximum account fee	$20	[b]	$20	[b]	$20	[b]	$20 [b]	$20 [b]	$20 [b]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.39%[c]		0.39%[c]		0.19%[d]		0.19%	0.19%	0.19%

Distribution and service (12b-1) fees	—		—		—		—	—	—

Other expenses	0.44		0.50		0.14		0.13	0.13	0.13

Total annual fund operating expenses	0.83		0.89		0.33	[d]	0.32	0.32	0.32

Fee waiver/expense reimbursement	(0.28)	[c,e]	(0.34)	[c,e]	—		—	—	—

Total annual fund operating expenses after fee waiver/expense reimbursement	0.55	[c,e]	0.55	[c,e]	0.33	[d]	0.32	0.32	0.32

a As of February 28, 2021, the fiscal year-end of each Fund.

b Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

c T. Rowe Price has contractually agreed (at least through June 30, 2022) to waive a portion of its management fees in order to limit the Fund’s management fees to 0.28% of the Fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the Fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price by the Fund.

d Restated to reflect current fees.

e T. Rowe Price has contractually agreed (through June 30, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 0.55% of the class’ average daily net assets. The agreement may only be terminated at any time after June 30, 2022, with approval by the Fund’s Board. Any fees waived and expenses paid under this agreement (and a previous limitation of 0.55%) are subject to reimbursement to T. Rowe Price by the Fund whenever the class’ expense ratio is below 0.55%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.

Example This example is intended to help you compare the cost of investing in Investor Class shares of the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
California Tax-Free Money Fund—Investor Class	$56	$237	$433	$999
New York Tax-Free Money Fund—Investor Class	$56	$250	$560	$1,065
Tax-Exempt Money Fund—Investor Class	$34	$106	$185	$418
Pro Forma Combined—Investor Class (California Tax-Free Money Fund into Tax-Exempt Money Fund)	$33	$103	$180	$406
Pro Forma Combined—Investor Class (New York Tax-Free Money Fund into Tax-Exempt Money Fund)	$33	$103	$180	$406
Pro Forma Combined—Investor Class (Both Target Funds into Tax-Exempt Money Fund)	$33	$103	$180	$406

Fees and Expenses of the Funds—I Class

California Tax-Free Money Fund—I Class[a]		New York Tax-Free Money Fund—I Class[a]		Tax-Exempt Money Fund—I Class[a]		Pro Forma Combined—I Class (California Tax-Free Money Fund into Tax-Exempt Money Fund)[a]		Pro Forma Combined—I Class (New York Tax-Free Money Fund into Tax-Exempt Money Fund)		Pro Forma Combined—I Class (Both Target Funds into Tax-Exempt Money Fund)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.39%[b]		0.39%[b]		0.19%[c]		0.19%		0.19%		0.19%

Distribution and service (12b-1) fees	—		—		—		—		—		—

Other expenses	0.34	[d]	0.39	[d]	0.07	[d]	0.13		0.06		0.06

Total annual fund operating expenses	0.73		0.78		0.26	[c]	0.32		0.25		0.25

Fee waiver/expense reimbursement	(0.40)	[b,d]	(0.45)	[b,d]	(0.02)	[d]	(0.01)	[d]	(0.01)	[d]	(0.01)	[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.33	[b,d]	0.33	[b,d]	0.24	[c,d]	0.24	[c]	0.24	[d]	0.24	[d]

a As of February 28, 2021, the fiscal year-end of each Fund.

b T. Rowe Price has contractually agreed (at least through June 30, 2022) to waive a portion of its management fees in order to limit the Fund’s management fees to 0.28% of the Fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the Fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price by the Fund.

c Restated to reflect current fees.

d  T. Rowe Price Associates, Inc., has contractually agreed (through June 30, 2022) to pay the operating expenses of the Fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after June 30, 2022, with approval by the Fund’s Board. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the Fund whenever the Fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The Fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.

Example This example is intended to help you compare the cost of investing in I Class shares of the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
California Tax-Free Money Fund—I Class	$34	$193	$367	$869
New York Tax-Free Money Fund—I Class	$34	$204	$389	$924
Tax-Exempt Money Fund—I Class	$25	$82	$144	$329
Pro Forma Combined—I Class (California Tax-Free Money Fund into Tax-Exempt Money Fund)	$25	$79	$140	$317
Pro Forma Combined—I Class (New York Tax-Free Money Fund into Tax-Exempt Money Fund)	$25	$79	$140	$317
Pro Forma Combined—I Class (Both Target Funds into Tax-Exempt Money Fund)	$25	$79	$140	$317

A discussion about the factors considered by each Fund’s Board and its conclusions in approving the Fund’s investment management agreement appear in the Fund’s semiannual report to shareholders for the period ended August 31, 2020.

What are the Funds’ management arrangements?

Each Fund is advised and managed by T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202. As of March 31, 2021, T. Rowe Price and its affiliates had approximately $1.52 trillion in assets under management and provided investment management for 6.5 million individual and institutional investor accounts.

T. Rowe Price has established an Investment Advisory Committee with respect to each Fund. The committee chair is ultimately responsible for the day-to-day management of each Fund’s portfolio and works with the committee in developing and executing the Fund’s investment program. Douglas D. Spratley currently serves as Chair of each Fund’s committee. The following information provides the year that the chair (portfolio manager) first joined the Firm and the chair’s specific business experience during the past five years (although the chair may have had portfolio management responsibilities for a longer period). Mr. Spratley became cochair of each Fund’s committee in 2020 and has served as the sole portfolio manager and a chair of each Fund’s committee effective January 1, 2021. Mr. Spratley joined the Firm in 2008 and his investment experience dates from 1996. For the past five years, he has served as the head of U.S. Fixed Income Trading Money Markets, as a money market trader, and as a portfolio manager (beginning in 2020) at the Firm.

The members of each Target Fund’s Investment Advisory Committee are as follows: Douglas D. Spratley, Chair, Colin T. Bando, Davis Collins, Maria H. Condez, Stephanie Angelique Gentile, Alan D. Levenson, Chen Shao, and Jeanny Silva. The members of the Tax-Exempt Money Fund’s Investment Advisory Committee are as follows: Douglas D. Spratley, Chair, Colin T. Bando, Maria H. Condez, Stephanie Angelique Gentile, Alan D. Levenson, Cheryl A. Mickel, Chen Shao, and Jeanny Silva.

The Funds’ Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the Funds’ shares.

What are the Funds’ policies for purchasing, redeeming, exchanging, and pricing shares?

The Funds have identical procedures for purchasing, redeeming, exchanging, and pricing shares, although the Funds’ minimum initial and subsequent investments vary, as described below.

The Investor Class of the California Tax-Free Money Fund generally requires a $2,500 minimum initial investment ($1,000 minimum initial investment if opening an IRA, a custodial account for a minor, or a small business retirement plan account). Additional purchases generally require a $100 minimum. These investment minimums generally are waived for financial intermediaries and certain employer sponsored retirement plans submitting orders on behalf of their customers. The I Class of the California Tax-Free Money Fund requires a $1 million minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum generally is waived for financial intermediaries, retirement plans, and certain institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

The Investor Class of the New York Tax-Free Money Fund generally requires a $2,500 minimum initial investment ($1,000 minimum initial investment if opening an IRA, a custodial account for a minor, or a small business retirement plan account). Additional purchases generally require a $100 minimum. These investment minimums generally are waived for financial intermediaries and certain employer-sponsored retirement plans submitting orders on behalf of their customers. The I Class of New York-Tax Free Money Fund requires a $1 million minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum generally is waived for financial intermediaries, retirement plans, and certain institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

The Investor Class of the Tax-Exempt Money Fund generally requires a $2,500 minimum initial investment ($1,000 minimum initial investment if opening an IRA, a custodial account for a minor, or a small business retirement plan account). Additional purchases generally require a $100 minimum. These investment minimums generally are waived for financial intermediaries and certain employer sponsored retirement plans submitting orders on behalf of their customers. The I Class of the Tax-Exempt Money Fund requires a $1 million minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum generally is waived for financial intermediaries, retirement plans, and certain institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

T. Rowe Price may conduct periodic reviews of account balances. If your account balance in a Fund exceeds the minimum amount required for the I Class, T. Rowe Price may, but is not required to, automatically convert your Investor Class shares to I Class shares with advance notice.

For investors holding shares of the Funds directly with T. Rowe Price, you may purchase, redeem, or exchange Fund shares by mail; by telephone (1-800-225-5132 for IRAs and nonretirement accounts; 1-800-492-7670 for small business retirement plans; and 1-800-638-8790 for institutional investors and financial intermediaries); or, for certain accounts, by accessing your account online through troweprice.com.

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the Fund through your intermediary or retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

The Funds are money market funds that use amortized cost to maintain a stable share price of $1.00. Amortized cost allows money market funds to value a holding at the Fund’s acquisition cost with adjustments for any premiums or discounts and then round the net asset value per share to the nearest whole cent. The amortized cost method of valuation enables money market funds to maintain a $1.00 net asset value, but it may also result in periods during which the stated value of a security held by the Funds differs from the market-based price the Funds would receive if they sold that holding. The current market-based net asset value per share for each business day in the preceding six months is available for the retail and government money market funds through troweprice.com. These market-based net asset values are for informational purposes only and are not used to price transactions.

Shares of the Funds may be redeemed at their respective net asset values (which, under normal circumstances, is expected to be $1.00); however, large redemptions can adversely affect a portfolio manager’s ability to implement a Fund’s investment strategy by causing the premature sale of securities. Therefore, the Funds reserve the right (without prior notice) to pay all or part of redemption proceeds with securities from the Fund’s portfolio rather than in cash (redemption in-kind). The Funds’ procedures for pricing their shares are identical. Fund share prices are calculated at the close of the

New York Stock Exchange (normally 4 p.m. ET) each day the exchange is open for business. Fund share prices are calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day the exchange is open for business.

For more detailed information, please refer to the section 3 of each Fund’s prospectus, entitled “Information About Accounts in T. Rowe Price Funds.”

What are the Funds’ policies on dividends and distributions?

The Funds’ policies on dividends and distributions are identical. Each Fund declares dividends daily and pays them on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Each Fund intends to distribute tax-exempt income. However, a portion of each Fund’s distributions may be subject to federal income taxes or the alternative minimum tax. A redemption or exchange of Fund shares, and any capital gains distributed by the Fund, may be taxable.

REASONS FOR THE REORGANIZATIONS

The Board of each Fund, including a majority of the independent directors, have determined that the proposed transaction(s) with respect to the respective Fund is in the best interests of the shareholders of the respective Fund and that the interests of shareholders of the respective Fund will not be diluted as a result of the proposed transaction(s).

In considering whether to recommend the approval of the transaction(s), each Board reviewed the following matters and concluded that the transaction(s) is in the best interest of the respective Fund for the reasons indicated below.

The Funds offers similar investment programs. The Tax-Exempt Money Fund incepted in 1981, and each Target Fund incepted in 1986. The California Tax-Free Money Fund invests at least 65% of its total assets in California municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal and California state income taxes. The New York Tax-Free Money Fund invests at least 65% of its total assets in New York municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. Normally, at least 80% of the Tax-Exempt Money Fund’s income will be exempt from federal income taxes. Up to 20% of each Target Fund’s income could be derived from securities that are subject to the AMT, whereas the Tax-Exempt Money Fund does not purchase securities that are subject to AMT. Historically, securities subject to AMT provided slightly higher income than those not subject to AMT. However, the Tax-Exempt Money Fund has had consistently better performance than each of the Target Funds.

Each of the Target Funds is relatively small. Less than 1% of T. Rowe Price clients residing in California and New York are shareholders of the California Tax-Free Money Fund and the New York Tax-Free Money Fund, respectively. The Boards and fund management believe that offering a single tax-free money market fund to a wide variety of investors will allow all shareholders to take advantage of potential economies of scale and reduce inefficiencies that can result from offering similar funds. Target Fund shareholders will benefit from moving to a fund with a lower overall net expense ratio as a result of the Reorganizations. In particular, effective April 1, 2021, the Tax-Exempt Money Fund pays T. Rowe Price an annual investment management fee of 0.19% of average daily net assets of the Tax-Exempt Money Fund, whereas as of February 28, 2021, each Target Fund pays T. Rowe Price a management fee that consists of an annual group fee rate of 0.28% and an individual fund fee rate of 0.10% of the Target Fund’s average daily net assets, resulting in an overall management fee rate of 0.38% of average daily net assets. With respect to each Target Fund, T. Rowe Price has contractually agreed (at least through June 30, 2022) to waive a portion of its management fees in order to limit the Fund’s management fees to 0.28% of the Fund’s average daily net assets.

The Funds’ current expense ratios are set out above under “Fees and Expenses.” Once the assets of the three Funds are combined, the net expense ratio of the Investor Class of the Tax-Exempt Money Fund is estimated to be approximately 0.32% of the Fund’s average daily net assets (as of February 28, 2021) and the net expense ratio of the I Class of the Tax-Exempt Money Fund is estimated to be approximately 0.24% of the Fund’s average daily net assets (as of February 28, 2021, and including the effect of an expense limitation agreement that will be in place through at least June 30, 2022).

The Board also considered the Funds’ performance. The average annual total returns of the Funds for the periods ended December 31, 2020, are set forth below.

California Tax-Free Money Fund and New York Tax-Free Money Fund into Tax-Exempt Money Fund

Average Annual Total Returns
	Periods ended
	December 31, 2020

					Since	Inception
	1 Year	5 Years	10 Years		Inception	date
California Tax-Free Money Fund—Investor Class						09/15/1986
	0.22%	0.42%	0.22%	—%
California Tax-Free Money Fund—I Class						07/06/2017
	0.28	—	—	0.73

Lipper California Tax-Exempt Money Market Funds Index
	0.30	0.54	0.28	0.68	[a]

New York Tax-Free Money Fund—Investor Class						08/28/1986
	0.26%	0.48%	0.24%	—%
New York Tax-Free Money Fund—I Class						07/06/2017
	0.32	—	—	0.81

Lipper New York Tax-Exempt Money Market Funds Index
	0.36	0.57	0.29	0.67	[a]

Tax-Exempt Money Fund—Investor Class						04/08/1981
	0.28%	0.58%	0.30%	—%
Tax-Exempt Money Fund—I Class						07/06/2017
	0.32	—	—	0.84

Lipper Tax-Exempt Money Market Funds Index
	0.44	0.66	0.34	0.84	[a]

a Return since 6/30/17.

The performance of the Funds has been relatively similar over the one-, three-, five-, and ten-year periods, but the Tax-Exempt Money Fund’s performance has been consistently better than that of each Target Fund.

The Board also considered that the Reorganization is not expected to create any tax liabilities for shareholders as the exchange of shares will not be a taxable event. The cost basis and holding periods of Investor Class shares and I Class shares in each Target Fund will carry over to the Investor Class shares and I Class Shares, respectively, that a shareholder will receive as a result of the applicable Reorganization.

In approving the applicable Reorganization, each Target Fund’s Board also considered that the Target Fund’s shareholders have the ability to redeem their shares at any time up to the Closing Date without redemption or other fees.

The Boards considered that the Tax-Exempt Money Fund’s service provider agreements, including, among others, their investment advisory, distribution, fund accounting, and custody agreements, will remain in place and will not be modified as a result of the Reorganizations. The Boards further considered that the service providers to each Fund are identical, and that the Funds’ service provider agreements are substantially similar (with the exception of the differences between each Fund’s management fee, which is discussed under the heading “SUMMARY—Will the Reorganizations result in higher fund expenses?”).

The Board considered that the Funds share the same portfolio manager, and that there is considerable overlap between the members of each Fund’s investment advisory committee. No changes to the Tax-Exempt Money Fund’s portfolio manager, investment advisory committee, or resources available to the Funds are expected as a result of the Reorganization.

The Funds use identical pricing methodologies to value their respective assets. The assets of each Target Fund will be transferred to the Tax-Exempt Money Fund at their fair market value as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date of each Reorganization (the “Valuation Date”), which is expected to be August 20, 2021, subject to obtaining approval of each Target Fund’s shareholders at the joint special meeting on August 11, 2021. Each of these assets are securities already held by each Target Fund and are therefore valued using the same pricing sources and methodologies. Shares of the Tax-Exempt Money Fund equal in value to the assets will be received by each Target Fund in exchange. The expenses incurred to execute the Reorganizations will be paid by the Funds and their shareholders since the Reorganizations are expected to benefit the Funds.

For these reasons, each Board believes that its respective Fund and its shareholders will not be diluted as a result of the applicable transaction(s). Therefore, in consideration of these factors, coupled with the fact the Funds have relatively similar portfolios, each Board concluded that the applicable Reorganization(s) is in the best interests of the shareholders of the respective Fund.

T. Rowe Price and the Boards believe that shareholders’ interests will be better served over time by completing these transactions.

INFORMATION ABOUT THE REORGANIZATIONS

The following summary of the terms and conditions of each Plan is qualified by reference to the Plan, a form of which is included as Exhibit A to this Statement.

Plans of Reorganization

Each Reorganization will be consummated on or about August 23, 2021, or such other Closing Date as is agreed to by the applicable Target Fund and the Tax-Exempt Money Fund. The parties may postpone the Closing Date until a later date on which all of the conditions to the obligations of each party under the applicable Plan are satisfied, provided that a Plan may be terminated by either party if the Closing Date does not occur on or before August 20, 2022. See “Conditions to Closing.”

On the Closing Date, each Target Fund will transfer substantially all of its assets to the Tax-Exempt Money Fund in exchange for Investor Class shares and I Class shares of the Tax-Exempt Money Fund having an aggregate net asset value equal to the aggregate value of the assets so transferred as of the close of regular trading on the Valuation Date. The Tax-Exempt Money Fund will assume or otherwise be responsible for any liabilities of the respective Target Fund existing on the Valuation Date. The number of Investor Class shares and I Class shares of the Tax-Exempt Money Fund issued in the exchange will be determined by dividing the aggregate value of the assets of the Investor Class shares and I Class shares, respectively, of the respective Target Fund transferred (computed in accordance with the policies and procedures set forth in the current prospectus of the Tax-Exempt Money Fund, subject to review and approval by the Target Fund) by the net asset value per share of the Tax-Exempt Money Fund as of the close of regular trading on the Valuation Date. While it is not possible to determine the exact exchange ratio until the Valuation Date, due to, among other matters, market fluctuations and differences in the relative performance of each Target Fund and the Tax-Exempt Money Fund, if the Valuation Date had been April 30, 2021, shareholders of the Target Funds would have received shares of the Tax-Exempt Money Fund as set out below:

Target Fund Share Class	Number of Shares of Corresponding Class of Tax-Exempt Money Fund
California Tax-Free Money Fund—Investor Class	47,362,749.190
California Tax-Free Money Fund—I Class	16,328,833.190
New York Tax-Free Money Fund—Investor Class	41,305,225.460
New York Tax-Free Money Fund—I Class	3,782,561.590

As soon as practicable after the Closing Date, each Target Fund will distribute, in liquidation of the Target Fund, pro rata to its shareholders of record as of the close of business on the Valuation Date, the full and fractional shares of the Tax-Exempt Money Fund received in the exchange. Each Target Fund will accomplish this distribution by transferring the Tax-Exempt Money Fund shares then credited to the account of the Target Fund on the books of the Tax-Exempt Money Fund to open accounts on the share records of the Investor Class shares and I Class shares of the Tax-Exempt Money Fund in the names of the Target Fund’s shareholders, and representing the respective pro rata number of the Investor Class shares and I Class shares of the Tax-Exempt Money Fund due such shareholders. All issued and outstanding shares of each Target Fund will then be simultaneously canceled.

Each Target Fund will be closed to new accounts and additional purchases, including those made systematically through the Asset Builder program or payroll deduction, after 4 p.m. ET on August 13, 2021, although each Target Fund reserves the right, in its sole discretion, to accept additional investments until the Closing Date. Any services that had already been selected for Target Fund accounts, other than systematic purchases into the Fund and systematic exchanges between the Fund and other funds, will automatically be carried over to accounts in the Tax-Exempt Money Fund, unless there was already an identically registered account in the Tax-Exempt Money Fund on the Valuation Date and different services were selected for the Target Fund account. If Tax-Exempt Money Fund shares received in the Reorganizations are held through a financial intermediary, shareholder and administrative services will be provided through that intermediary.

The stock transfer books of each Target Fund will be permanently closed as of the close of business on the Valuation Date. Each Target Fund will only accept redemption requests received prior to the close of regular trading on the New York Stock Exchange on the Valuation Date. Redemption requests received thereafter will be deemed to be requests for redemption of the Tax-Exempt Money Fund shares to be distributed to Target Fund shareholders pursuant to the applicable Plan.

Conditions to Closing

The obligation of each Target Fund to transfer its assets to the Tax-Exempt Money Fund pursuant to the applicable Plan is subject to the satisfaction of certain conditions precedent, including performance by the Tax-Exempt Money Fund in all material respects of its agreements and undertakings under the applicable Plan, receipt of certain documents from the Tax-Exempt Money Fund, receipt of an opinion of counsel to the Tax-Exempt Money Fund, and approval of the applicable Plan by the shareholders of the Target Fund as previously described. The obligation of the Tax-Exempt Money Fund to consummate each Reorganization is subject to the satisfaction of certain conditions precedent, including performance by the applicable Target Fund of its agreements and undertakings under the applicable Plan, receipt of certain documents and financial statements from the applicable Target Fund, and receipt of an opinion of counsel to the applicable Target Fund.

The consummation of each Reorganization is subject to a number of conditions set forth in the applicable Plan, some of which may be waived by the Boards of the applicable Funds. The Plans may be terminated and the proposed transaction abandoned at any time prior to the Closing Date. See “Other Matters” below.

Neither Reorganization is contingent upon the approval or completion of the other Reorganization.

Expenses of Reorganization

T. Rowe Price estimates that expenses related to the Reorganizations will be approximately $50,700. These costs, which will be borne by the Funds and their shareholders, represent management’s estimate of professional services and fees, and any costs related to printing, mailing, and soliciting shareholders for the Reorganization. The combined Fund will pay for any brokerage, taxes, and nonrecurring extraordinary items related to the Reorganizations, which are expected to be de minimis. Any assets that are not transferred as part of the Reorganizations will result in brokerage expenses, which are expected to be de minimis. See “Who will pay for the Reorganizations?” for more information.

Tax Considerations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code (the “Code”), with no gain or loss recognized as a consequence of the Reorganizations by the Funds or their shareholders.

The consummation of the transaction contemplated under each Plan is conditioned upon receipt of an opinion from Willkie Farr & Gallagher LLP, counsel to the Funds, to the effect that, on the basis of certain representations of fact by officers of the respective Funds, the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

• No gain or loss will be recognized by the Funds or their shareholders as a result of the applicable Reorganization.

• Target Fund shareholders will carry over the cost basis and holding periods of their Target Fund Investor Class shares and I Class shares to their new Tax-Exempt Money Fund Investor Class shares and I Class shares, respectively.

• The Tax-Exempt Money Fund will assume the bases and holding periods of the respective Target Fund’s assets (other than certain assets, if any, subject to mark to market treatment under special tax rules).

To ensure that each transaction qualifies as a tax-free reorganization, it must meet certain requirements — the most important of which are that substantially all of the assets of each Target Fund are transferred and that the Tax-Exempt Money Fund will maintain the historical business (as defined by the Internal Revenue Service (“IRS”)) of the respective Target Fund. In the opinion of counsel and to the best knowledge of the Funds’ officers, each proposed transaction will comply with these and all other relevant requirements.

Other tax consequences to shareholders of each Target Fund are:

• Certain securities held by each Target Fund may be sold prior to the transactions and not acquired by the Tax-Exempt Money Fund.

• Since the cost bases of each Target Fund’s assets which are transferred will remain the same (other than certain assets, if any, subject to mark to market treatment under special tax rules), gains or losses on their subsequent sale by the Tax-Exempt Money Fund will be shared with the shareholders of the Tax-Exempt Money Fund. The potential shifting of tax consequences related to this has been estimated by T. Rowe Price and is expected to be minor.

• Each Target Fund declares dividends daily and pays them on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Each Target Fund intends to distribute tax exempt income. However, a portion of the Fund’s distributions may be subject to federal income taxes or AMT. A redemption or exchange of Fund shares, and any capital gains distributed by the Fund, may be taxable.

Based on the information available at the time of this Statement, it is anticipated that each Target Fund will not have any tax basis net realized capital losses at the date of the applicable Reorganization. Any tax basis net realized capital losses of each Target Fund could be carried forward indefinitely to the Tax-Exempt Money Fund, although there may be certain limitations under the Code as to the amount that could be used each year by the combined Fund to offset future tax basis net realized capital gains. In addition, based on the information available at the time of this Statement, it is anticipated that any tax basis net capital losses of the Tax-Exempt Money Fund at the date of each Reorganization can be carried forward indefinitely without annual limitation as to the amount that can be used to offset future tax basis net realized capital gains of the combined Fund. As of February 28, 2021, no Fund had any tax basis capital loss carry forwards.

It is anticipated that substantially all of each Target Fund’s portfolio holdings will transfer to the Tax-Exempt Money Fund as part of the Reorganization. Up to 20% of each Target Fund’s income could be derived from securities that are subject to the AMT, whereas the Tax-Exempt Money Fund does not purchase securities that are subject to AMT. However, it is anticipated that neither Target Fund will hold any securities with income subject to AMT at the time of its Reorganization

Prior to the closing of each Reorganization, the respective Target Fund will be required to distribute substantially all previously undistributed taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through August 23, 2021, or such other Closing Date as is agreed to by the respective Target Fund and the Tax-Exempt Money Fund. However, it is anticipated that any distributions from each Target Fund will primarily be dividends that are exempt from federal income tax, although a portion of such dividends may be subject to AMT or may be taxable to shareholders as ordinary income or capital gains.

Each Target Fund will declare a dividend or dividends, which together with all previous dividends are intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date of its Reorganization (computed without regard to any deduction for dividends paid), all of its net tax-exempt interest income, and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date of its Reorganization (after reduction for any available capital loss carryover). All or a portion of such dividends may be included in the taxable income of a Target Fund’s shareholders. In addition, because the Tax-Exempt Money Fund may have realized gains at the end of the year, Target Fund shareholders who receive Tax-Exempt Money Fund shares in connection with the Reorganizations may, as shareholders of the Tax-Exempt Money Fund, receive a second capital gain distribution in December made by the Tax-Exempt Money Fund. The tax information on such distributions will be reported to the Funds’ shareholders in accordance with the requirements of the Internal Revenue Service.

Shareholders should recognize that an opinion of counsel is not binding on the IRS or on any court. The Funds do not expect to obtain a ruling from the IRS regarding the consequences of the Reorganizations. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganizations and was successful, neither of which is anticipated, each Reorganization would be treated as a taxable sale of assets of the respective Target Fund, followed by the taxable liquidation of the respective Target Fund.

Other Matters

To the extent permitted by law, the Board of a Fund may amend the applicable Plan without shareholder approval or may waive any default by the other Fund party to the applicable Plan or the failure to satisfy any of the conditions of their obligations, provided that no such amendment or waiver may be made if it would adversely affect shareholders of the respective Fund. Each Plan may be terminated and the applicable Reorganization abandoned at any time by action of the Boards of the Funds party to such Plan. The Boards may, at their election, terminate each Plan in the event that the applicable Reorganization has not closed on or before August 20, 2022.

Description of Tax-Exempt Money Fund—Investor Class Shares and I Class Shares

Full and fractional Investor Class shares and I Class shares of the Tax-Exempt Money Fund will be issued to shareholders of each Target Fund’s Investor Class Shares and I Class Shares, respectively, in accordance with the procedures under each Plan as previously described. Each Tax-Exempt Money Fund—Investor Class Shares and Tax-Exempt Money Fund—I Class Shares will be fully paid and nonassessable when issued, will have no preemptive or conversion rights, and will be transferrable on its books. Ownership of Investor Class shares and I Class shares, as applicable, of the Tax-Exempt Money Fund by former shareholders of each Target Fund will be recorded electronically and the Tax-Exempt Money Fund will issue a confirmation to such shareholders relating to those shares acquired as a result of the Reorganizations.

The voting rights of each Fund are the same. As shareholders of the Tax-Exempt Money Fund, former shareholders of each Target Fund will have the same voting rights with respect to the Tax-Exempt Money Fund as they currently have with respect to their Target Fund. None of the Funds routinely hold meetings of shareholders. Each Fund is organized as series of a Maryland corporation. To hold a shareholders’ meeting for a Maryland corporation, one-third of the corporation’s shares entitled to be voted must have been received by proxy or be present at the virtual Shareholder Meeting.

Accounting Survivor and Performance Reporting

The Tax-Exempt Money Fund will be the surviving Fund of each Reorganization for accounting, tax, and performance reporting purposes. The Tax-Exempt Money Fund’s historical financial statements will be utilized for all financial reporting after the Reorganizations and the performance of the Target Funds will no longer be used.

Capitalization

The following tables show (i) the unaudited capitalization of each Fund as of April 30, 2021, (ii) the pro forma capitalization of the combined Fund as of April 30, 2021, assuming only the Reorganization of the California Tax-Free Money Fund into the Tax-Exempt Money Fund had taken place as of such date, (iii) the pro forma capitalization of the combined Fund as of April 30, 2021, assuming only the Reorganization of the New York Tax-Free Money Fund into the Tax-Exempt Money Fund had taken place as of such date, and (iv) the pro forma capitalization of the combined Fund as of April 30, 2021, assuming both Reorganizations had taken place as of such date. The actual net assets of each Fund on the Valuation Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.

Only California Tax-Free Money Fund into Tax-Exempt Money Fund

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

California Tax-Free Money Fund
Investor Class	$47,378	$1.00	47,347
I Class	$16,334	1.00	16,323

Tax-Exempt Money Fund
Investor Class	328,999	1.00	328,520
I Class	194,432	1.00	194,149

Pro Forma Adjustments**	(31)		21

Pro Forma Combined
Investor Class	376,355	1.00	375,883
I Class	210,757	1.00	210,477

* Information is as of April 30, 2021.

** Pro forma adjustments include the estimated one-time fees and expenses and other costs associated with the securities transfer incurred by the Funds in connection with the consummation of the Reorganization, including the estimated other fees and expenses described in “Expenses of Reorganization” under “Information About the Reorganizations.”

Only New York Tax-Free Money Fund into Tax-Exempt Money Fund

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

New York Tax-Free Money Fund
Investor Class	$41,324	$1.00	41,259
I Class	$3,784	1.00	3,778

Tax-Exempt Money Fund
Investor Class	328,999	1.00	328,520
I Class	194,432	1.00	194,149

Pro Forma Adjustments**	(30)		50

Pro Forma Combined
Investor Class	370,298	1.00	369,825
I Class	198,211	1.00	197,931

* Information is as of April 30, 2021.

** Pro forma adjustments include the estimated one-time fees and expenses and other costs associated with the securities transfer incurred by the Funds in connection with the consummation of the Reorganization, including the estimated other fees and expenses described in “Expenses of Reorganization” under “Information About the Reorganizations.”

Both Target Funds into Tax-Exempt Money Fund

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

California Tax-Free Money Fund
Investor Class	$47,378	$1.00	47,347
I Class	$16,334	1.00	16,323

New York Tax-Free Money Fund
Investor Class	$41,324	$1.00	41,259
I Class	$3,784	1.00	3,778

Tax-Exempt Money Fund
Investor Class	328,999	1.00	328,520
I Class	194,432	1.00	194,149

Pro Forma Adjustments**	(61)		72

Pro Forma Combined
Investor Class	417,661	1.00	417,188
I Class	214,539	1.00	214,260

* Information is as of April 30, 2021.

**Pro forma adjustments include the estimated one-time fees and expenses and other costs associated with the securities transfer incurred by the Funds in connection with the consummation of the Reorganization, including the estimated other fees and expenses described in “Expenses of Reorganization” under “Information About the Reorganizations.”

FINANCIAL HIGHLIGHTS

The Financial Highlights tables, which provide information about the financial history for each Fund, are based on a single share outstanding throughout the periods shown.

The table is part of each Fund’s financial statements, which are included in the Fund’s annual report for the fiscal year ended February 28, 2021. The information has been audited by each Fund’s independent registered public accounting firm, [—], whose report, along with each Fund’s financial highlights, is included in the Fund’s annual report, which is incorporated by reference into each Fund’s Statement of Additional Information and available upon request.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended 2/28/21		2/29/20	2/28/19	2/28/18		2/28/17
NET ASSET VALUE
Beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00

Investment activities
Net investment income(1)(2)	—	(3)(4)	0.01	0.01	—	(3)	—	(3)(4)
Net realized and unrealized gain/loss	—	(3)	— (3)	— (3)	—	(3)	—	(3)
Total from investment activities	—	(3)	0.01	0.01	—	(3)	—	(3)

Distributions
Net investment income	—	(3)	(0.01)	(0.01)	—	(3)	—	(3)

NET ASSET VALUE End of period	$1.00		$1.00	$1.00	$1.00		$1.00

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended 2/28/21		2/29/20	2/28/19	2/28/18	2/28/17
Ratios/Supplemental Data

Total return(2)(5)	0.16	%(4)	0.71%	0.80%	0.36%	0.06	%(4)

Ratios to average net assets:(2)
Gross expenses before waivers/ payments by Price Associates(6)	0.83%		0.89%	0.85%	1.07%	0.88%
Net expenses after waivers/payments by Price Associates	0.21	%(4)	0.55%	0.55%	0.56%	0.43	%(4)
Net investment income	0.16	%(4)	0.71%	0.80%	0.36%	0.06	%(4)
Net assets, end of period (in thousands)	$49,355		$47,817	$49,196	$58,909	$48,451

(1) Per share amounts calculated using average shares outstanding method.

(2) Includes the impact of expense-related arrangements with Price Associates.

(3) Amounts round to less than $0.01 per share.

(4) Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.34% and 0.12% of average net assets) for the years ended 2/28/21 and 2/28/17, respectively.

(5) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

(6) Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	Year Ended 2/28/21		2/29/20	2/28/19	7/6/17(1) Through 2/28/18
NET ASSET VALUE
Beginning of period	$1.00		$1.00	$1.00	$1.00

Investment activities
Net investment income(2)(3)	—	(4)(5)	0.01	0.01	—	(4)
Net realized and unrealized gain/loss	—	(4)	— (4)	— (4)	—	(4)
Total from investment activities	—	(4)	0.01	0.01	—	(4)

Distributions
Net investment income	—	(4)	(0.01)	(0.01)	—	(4)

NET ASSET VALUE End of period	$1.00		$1.00	$1.00	$1.00

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	Year Ended 2/28/21		2/29/20	2/28/19	7/6/17(1) Through 2/28/18
Ratios/Supplemental Data

Total return(3)(6)	0.18	%(5)	0.93%	1.03%	0.41%

Ratios to average net assets:(3)
Gross expenses before waivers/ payments by Price Associates(7)	0.73%		0.80%	0.70%	1.12	%(8)
Net expenses after waivers/ payments by Price Associates	0.18	%(5)	0.33%	0.33%	0.33	%(8)
Net investment income	0.17	%(5)	0.92%	1.05%	0.64	%(8)
Net assets, end of period (in thousands)	$17,162		$10,454	$8,855	$250

(1) Inception date

(2) Per share amounts calculated using average shares outstanding method.

(3) Includes the impact of expense-related arrangements with Price Associates.

(4) Amounts round to less than $0.01 per share.

(5) Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.15% of average net assets).

(6) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.

(7) Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

(8) Annualized

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended 2/28/21		2/29/20	2/28/19	2/28/18		2/28/17
NET ASSET VALUE
Beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00

Investment activities
Net investment income(1)(2)	—	(3)(4)	0.01	0.01	—	(3)	—	(3)(4)
Net realized and unrealized gain/loss	—	(3)	— (3)	—	—	(3)	—	(3)
Total from investment activities	—	(3)	0.01	0.01	—	(3)	—	(3)

Distributions
Net investment income	—	(3)	(0.01)	(0.01)	—	(3)	—	(3)

NET ASSET VALUE End of period	$1.00		$1.00	$1.00	$1.00		$1.00

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended 2/28/21		2/29/20	2/28/19	2/28/18	2/28/17
Ratios/Supplemental Data

Total return(2)(5)	0.19	%(4)	0.84%	0.92%	0.38%	0.06	%(4)

Ratios to average net assets:(2)
Gross expenses before waivers/ payments by Price Associates(6)	0.89%		0.85%	0.80%	0.93%	0.84%
Net expenses after waivers/payments by Price Associates	0.22	%(4)	0.55%	0.55%	0.55%	0.44	%(4)
Net investment income	0.20	%(4)	0.85%	0.92%	0.38%	0.05	%(4)
Net assets, end of period (in thousands)	$42,834		$41,957	$60,800	$57,296	$56,257

(1) Per share amounts calculated using average shares outstanding method.

(2) Includes the impact of expense-related arrangements with Price Associates.

(3) Amounts round to less than $0.01 per share.

(4) Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.33% and 0.11% of average net assets) for the years ended 2/28/21 and 2/28/17, respectively.

(5) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

(6) Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	Year Ended 2/28/21		2/29/20	2/28/19	7/6/17(1) Through 2/28/18
NET ASSET VALUE
Beginning of period	$1.00		$1.00	$1.00	$1.00

Investment activities
Net investment income(2)(3)	—	(4)(5)	0.01	0.01	—	(4)
Net realized and unrealized gain/loss	—	(4)	— (4)	—	—	(4)
Total from investment activities	—	(4)	0.01	0.01	—	(4)

Distributions
Net investment income	—	(4)	(0.01)	(0.01)	—	(4)

NET ASSET VALUE End of period	$1.00		$1.00	$1.00	$1.00

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	Year Ended 2/28/21		2/29/20	2/28/19	7/6/17(1) Through 2/28/18
Ratios/Supplemental Data

Total return(3)(6)	0.21	%(5)	1.06%	1.14%	0.43%

Ratios to average net assets:(3)
Gross expenses before waivers/ payments by Price Associates(7)	0.78%		0.79%	0.66%	1.00	%(8)
Net expenses after waivers/ payments by Price Associates	0.21	%(5)	0.33%	0.33%	0.33	%(8)
Net investment income	0.33	%(5)	0.99%	1.18%	0.67	%(8)
Net assets, end of period (in thousands)	$4,263		$20,242	$8,835	$250

(1) Inception date

(2) Per share amounts calculated using average shares outstanding method.

(3) Includes the impact of expense-related arrangements with Price Associates.

(4) Amounts round to less than $0.01 per share.

(5) Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.12% of average net assets).

(6) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.

(7) Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

(8) Annualized

T. ROWE PRICE TAX-EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended 2/28/21		2/29/20	2/28/19	2/28/18	2/28/17
NET ASSET VALUE
Beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Investment activities
Net investment income(1)(2)	—	(3)(4)	0.01	0.01	0.01	—	(3)(4)
Net realized and unrealized gain/loss	—	(3)	— (3)	— (3)	— (3)	—	(3)
Total from investment activities	—	(3)	0.01	0.01	0.01	—	(3)

Distributions
Net investment income	—	(3)	(0.01)	(0.01)	(0.01)	—	(3)
Net realized gain	—		—	—	— (3)	—
Total distributions	—	(3)	(0.01)	(0.01)	(0.01)	—	(3)

NET ASSET VALUE End of period	$1.00		$1.00	$1.00	$1.00	$1.00

T. ROWE PRICE TAX-EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended 2/28/21		2/29/20	2/28/19	2/28/18	2/28/17
Ratios/Supplemental Data

Total return(2)(5)	0.19	%(4)	1.01%	1.09%	0.56%	0.08	%(4)

Ratios to average net assets:(2)
Gross expenses before waivers/ payments by Price Associates(6)	0.52%		0.55%	0.44%	0.44%	0.54%
Net expenses after waivers/payments by Price Associates	0.22	%(4)	0.43%	0.40%	0.41%	0.39	%(4)
Net investment income	0.17	%(4)	1.00%	1.09%	0.52%	0.06	%(4)
Net assets, end of period (in thousands)	$343,697		$240,329	$254,531	$343,285	$370,332

(1) Per share amounts calculated using average shares outstanding method.

(2) Includes the impact of expense-related arrangements with Price Associates.

(3) Amounts round to less than $0.01 per share.

(4) Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.19% and 0.14% of average net assets) for the years ended 2/28/21 and 2/28/17, respectively.

(5) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

(6) Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE TAX-EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	Year Ended 2/28/21		2/29/20	2/28/19	7/6/17(1) Through 2/28/18
NET ASSET VALUE
Beginning of period	$1.00		$1.00	$1.00	$1.00

Investment activities
Net investment income(2)(3)	—	(4)(5)	0.01	0.01	—	(4)
Net realized and unrealized gain/loss	—	(4)	— (4)	— (4)	—	(4)
Total from investment activities	—	(4)	0.01	0.01	—	(4)

Distributions
Net investment income	—	(4)	(0.01)	(0.01)	—	(4)
Net realized gain	—		—	—	—	(4)
Total distributions	—	(4)	(0.01)	(0.01)	—	(4)

NET ASSET VALUE End of period	$1.00		$1.00	$1.00	$1.00

T. ROWE PRICE TAX-EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

I Class
	Year Ended 2/28/21		2/29/20	2/28/19	7/6/17(1) Through 2/28/18
Ratios/Supplemental Data

Total return(3)(6)	0.20	%(5)	1.11%	1.17%	0.46%

Ratios to average net assets:(3)
Gross expenses before waivers/ payments by Price Associates(7)	0.45%		0.46%	0.33%	0.39	%(8)
Net expenses after waivers/ payments by Price Associates	0.21	%(5)	0.33%	0.33%	0.33	%(8)
Net investment income	0.19	%(5)	1.09%	1.21%	0.73	%(8)
Net assets, end of period (in thousands)	$191,423		$137,967	$126,489	$7,199

(1) Inception date

(2) Per share amounts calculated using average shares outstanding method.

(3) Includes the impact of expense-related arrangements with Price Associates.

(4) Amounts round to less than $0.01 per share.

(5) Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.12% of average net assets).

(6) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.

(7) Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

(8) Annualized

COMPARISON OF INVESTMENT OBJECTIVES,
POLICIES, RESTRICTIONS, AND RISKS

The investment objectives, policies, and restrictions of the Funds are described in greater detail in their prospectuses.

In seeking to achieve their respective investment objectives, the Funds are guided by similar but different investment policies and restrictions which should be considered by the shareholders of each Target Fund. Unless otherwise specified, the investment policies and restrictions of each Fund described below may be changed without shareholder approval. Fundamental policies may not be changed without the approval of the lesser of (i) 67% or more of a Fund’s shares represented at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present at the virtual shareholder meeting or by proxy, or (ii) more than 50% of a Fund’s outstanding shares.

Comparison of Investment Objectives, Policies, and Restrictions

	California Tax-Free Money Fund	New York Tax-Free Money Fund	Tax-Exempt Money Fund
Investment Objectives	The Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.	The Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.	The Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.
Principal Investment Strategies

The Fund will invest at least 65% of its total assets in California municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal and California state income taxes. The Fund’s investment policy with respect to 80% of its net assets is fundamental and may not be changed without shareholder approval. The Fund is a retail money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The Fund will invest at least 65% of its total assets in New York municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. The Fund is a retail money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The securities purchased by the Fund are subject to the maturity, credit quality, diversification, liquidity, and other

The fund is a retail money market fund managed in compliance with Rule 2a-7 under the 1940 Act.

The securities purchased by the Fund are subject to the maturity, credit quality, diversification, liquidity, and other requirements of Rule 2a-7. All securities purchased by the Fund present minimal credit risk in the opinion of T. Rowe Price. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated

California Tax-Free Money Fund	New York Tax-Free Money Fund	Tax-Exempt Money Fund

The securities purchased by the Fund are subject to the maturity, credit quality, diversification, liquidity, and other requirements of Rule 2a-7. All securities purchased by the Fund present minimal credit risk in the opinion of T. Rowe Price. The Fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal money market securities. Money market securities are generally high-quality, short-term obligations issued by companies or governmental entities. The Fund’s weighted average maturity will not exceed 60 calendar days, the Fund’s weighted average life will not exceed 120 calendar days, and the Fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments). When calculating its weighted average maturity, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The Fund may not take into account these resets when calculating its requirements of Rule 2a-7. All securities purchased by the Fund present minimal credit risk in the opinion of T. Rowe Price. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal money market securities. Money market securities are generally high-quality, short-term obligations issued by companies or governmental entities. The fund’s weighted average maturity will not exceed 60 calendar days, the Fund’s weighted average life will not exceed 120 calendar days, and the Fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments). When calculating its weighted average maturity, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

In selecting securities for the Fund, the portfolio manager may municipal securities whose income is expected to be exempt from federal income taxes. The fund’s weighted average maturity will not exceed 60 calendar days, the Fund’s weighted average life will not exceed 120 calendar days, and the Fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments). When calculating its weighted average maturity, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

In selecting securities for the Fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Normally, at least 80% of the Fund’s income will be exempt from federal income taxes. The fund does not purchase securities that are

California Tax-Free Money Fund	New York Tax-Free Money Fund	Tax-Exempt Money Fund

weighted average life.

In selecting securities for the Fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The Fund’s yield will fluctuate with changes in short-term interest rates.

Up to 20% of the Fund’s income could be derived from securities that are subject to the alternative minimum tax.

The Fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the Fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Up to 20% of the Fund’s income could be derived from securities that are subject to the alternative minimum tax.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the Fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, and utilities, as well as private activity bonds (including industrial revenue bonds), which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing subject to the alternative minimum tax.

From time to time, the Fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

In accordance with the requirements for “retail money market funds” under Rule 2a-7, the Fund has implemented policies and procedures designed to limit accounts to only those beneficially owned by natural persons. The fund has also obtained assurances from financial intermediaries that sell the Fund that they have developed adequate procedures to limit accounts to only those beneficially owned by natural persons. Any new investors wishing to purchase shares will be required to demonstrate eligibility (for example, by providing their Social Security number).

Pursuant to Rule 2a-7, if the Fund’s weekly liquid assets fall below 30% of its total assets, the

California Tax-Free Money Fund	New York Tax-Free Money Fund	Tax-Exempt Money Fund

behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality. The Fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the Fund’s net assets.

Due to seasonal variations in the supply of suitable California municipal securities, the Fund may invest in other municipal securities whose interest is exempt from federal but not California income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the Fund’s annual income.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

In accordance with the requirements for “retail money market funds” under Rule 2a-7, the Fund has implemented policies and procedures designed municipality. The fund may at times invest more than 25% of its net assets overall in industrial revenue bonds, but investments in industrial revenue bonds related to the same industry may not exceed 25% of the Fund’s net assets.

Due to seasonal variations in the supply of suitable New York municipal securities, the Fund may invest in other municipal securities whose interest is exempt from federal but not New York income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the Fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

In accordance with the requirements for “retail money market funds” under Rule 2a-7, the Fund has implemented policies and procedures designed to limit accounts to only those beneficially owned by natural persons. The fund has also obtained

Fund’s Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the Fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Fund’s Board determines that not doing so is in the best interests of the Fund. Pursuant to Rule 2a-7, weekly liquid assets include cash, U.S. Treasuries, other government securities with remaining maturities of 60 days or less, or securities that mature or are subject to a demand feature within five business days.

California Tax-Free Money Fund	New York Tax-Free Money Fund	Tax-Exempt Money Fund

to limit accounts to only those beneficially owned by natural persons. The Fund has also obtained assurances from financial intermediaries that sell the Fund that they have developed adequate procedures to limit accounts to only those beneficially owned by natural persons. Any new investors wishing to purchase shares will be required to demonstrate eligibility (for example, by providing their Social Security number).

Pursuant to Rule 2a-7, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Fund’s Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the Fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Fund’s Board determines that not doing so is in the best interests of the Fund. Pursuant to Rule 2a-7, weekly liquid assets include cash, U.S.

assurances from financial intermediaries that sell the Fund that they have developed adequate procedures to limit accounts to only those beneficially owned by natural persons. Any new investors wishing to purchase shares will be required to demonstrate eligibility (for example, by providing their Social Security number).

Pursuant to Rule 2a-7, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Fund’s Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the Fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Fund’s Board determines that not doing so is in the best interests of the Fund. Pursuant to Rule 2a-7, weekly liquid assets include cash, U.S. Treasuries, other government securities with remaining maturities of 60 days or less, or securities

California Tax-Free Money Fund	New York Tax-Free Money Fund	Tax-Exempt Money Fund
Treasuries, other government securities with remaining maturities of 60 days or less, or securities that mature or are subject to a demand feature within five business days.	that mature or are subject to a demand feature within five business days.

Differences in Certain Fundamental Investment Policies

Except for one restriction that applies only to the Target Funds, the Funds have identical fundamental investment policies, as discussed further below.

The Funds’ fundamental investment restrictions and policies are further explained in each Fund’s prospectus and Statement of Additional Information. As a fundamental policy, the Funds may not:

• Borrow money, except that the Funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the Funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The Funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

• Purchase or sell commodities;

• Purchase the securities of any issuer if, as a result, more than 25% of the value of the Funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry;

• Make loans, although the Funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the Funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

• Purchase a security if, as a result, with respect to 75% of the value of the Funds’ total assets, more than 5% of the value of the Funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies;

• Purchase a security if, as a result, with respect to 75% of the value of the Funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Funds (other than cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies);

• Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

• Issue senior securities except in compliance with the 1940 Act;

• Underwrite securities issued by other persons, except to the extent that the Funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of Fund portfolio securities in the ordinary course of pursuing their investment programs;

•  (California Tax-Free Money Fund and New York Tax-Free Money Fund only) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the Funds’ income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the Funds will not purchase a security if, as a result, more than 20% of the Funds’ income could be derived from securities subject to the AMT.

Differences in Principal Risks

Because of their similar investment objectives and similar investment strategies, each Fund is subject to similar risks. With respect to the differences in risks, those risks of a Target Fund that are not shared with the Tax-Exempt Money Fund are generally as a result of differences in the Funds’ principal investment strategies described above.

Each Fund is subject to the risks described below. Once the Funds are combined, the Tax-Exempt Money Fund will be managed in accordance with its investment objective, investment strategies and investment policies described above and subject to the risks described below.

Municipal securities The municipal securities markets could be significantly affected by adverse political and legislative changes, litigation at the federal or state level, and changes in the financial condition of the issuers of municipal securities. The value of municipal securities (and funds investing in them) is strongly influenced by the value of tax-exempt income to investors. The restructuring of federal income tax rates could cause municipal bond prices to fall as lower income tax rates at the federal and/or state level would reduce the advantage of owning municipal securities. There is also no guarantee that the Fund’s income will remain exempt from federal and state income taxes. Proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities and similar proposals may be introduced in the future. If such a proposal were enacted, or there were changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities, the availability of municipal securities for investment by the Fund and the value of the Fund’s portfolio would be adversely affected. Failure of a municipal security issuer to comply with applicable tax requirements may cause income paid on its securities to become taxable, resulting in a decline in the security’s value.

Investments in municipal securities typically rely on the opinion of the issuer’s bond counsel provided at the time the municipal security is initially issued that the interest paid on those securities will not be subject to income tax. However, it is possible that the Internal Revenue Service, state tax authority, or court action may determine that a bond issued as tax-exempt should be considered taxable. If the Fund were to hold such a bond, it might have to distribute taxable income or reclassify previously distributed tax-exempt income as taxable income, and be forced to sell the bond at an inopportune time at a price well below its original value.

Prices of municipal securities may be affected by major changes in cash flows into or out of municipal funds or sales of large blocks of municipal bonds by funds and other market participants. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities. The Fund will be adversely affected by a downgrade in the credit rating assigned to an issuer of securities held by the Fund, but also may be adversely affected by a credit rating downgrade of a municipal bond insurance company that insures securities held by the Fund. Such a decline may cause the insurer to be unable to meet its insurance obligations, which could negatively affect the value of the securities it insures and the Fund’s performance. Adverse events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the overall municipal securities markets.

Market conditions The value of investments held by the Fund may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the Fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions. In addition, local, regional, or global events such as war, acts of terrorism, political and social unrest, regulatory changes, recessions, shifts in monetary or trade policies, natural or environmental disasters, and the spread of infectious diseases or other public health issues could have a significant negative impact on securities markets and the Fund’s investments. Unpredictable events such as natural disasters, pandemics, and widespread health crises may lead to unexpected suspensions or closures of securities exchanges, travel restrictions or quarantines, and an extended adverse impact on global market conditions.

Stable net asset value The Fund may not be able to maintain a stable $1.00 share price at all times. If a money market fund fails to maintain a stable net asset value, or if there is a perceived threat that a money market fund is likely to fail to maintain a stable net asset value, money market funds in general, including the Fund, could experience significant redemption activity. This could reduce the market prices of securities held by the Fund and make it more difficult for the Fund to maintain a stable $1.00 share price. The Fund’s shareholders should not rely on or expect the Fund’s investment adviser or an affiliate to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, make capital infusions into the Fund, or take other actions to help the Fund maintain a stable $1.00 share price.

Redemptions If a money market fund fails to maintain a stable net asset value, or if it is perceived that a money market fund’s net asset value is likely to fluctuate, other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s net asset value. The Fund may be subject to periods of significant redemptions that could cause the Fund to sell its assets at disadvantageous times or at a depressed value or loss, particularly during periods of declining or illiquid markets, and that could affect the Fund’s ability to maintain a stable $1.00 share price. The redemption by one or more large shareholders of their holdings in the Fund could cause the remaining shareholders in the Fund to lose money.

Periods of heavy redemptions may result in the Fund’s weekly liquid assets falling below certain minimums required by Rule 2a-7, which may result in the Fund’s Board imposing a liquidity fee or redemption gate.

Liquidity The Fund may not be able to meet requests to redeem shares issued by the Fund without significant dilution of the remaining shareholders’ interests in the Fund. In addition, the Fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond and money markets can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the Fund may not be able to sell a holding readily at a price that reflects what the Fund believes it should be worth. The Fund is subject to the risk that a liquidity fee of up to 2% of the value of the shares redeemed will be imposed if the Fund’s weekly liquid assets fall below 30% of its total assets and the Fund’s Board determines that imposing a fee is in the Fund’s best interests.

Credit quality An issuer of a debt instrument held by the Fund may default (fail to make scheduled interest or principal payments), or the counterparty to a contract may be unable or unwilling to honor its obligations, potentially reducing the Fund’s income and share price. Credit risk is increased when a portfolio security is downgraded or the perceived financial condition of the issuer or counterparty deteriorates. Rule 2a-7 requires money market funds to purchase securities that have a maturity of no more than 397 calendar days, and which have been determined by T. Rowe Price, pursuant to guidelines approved by the Fund’s Board, to present minimal credit risk to the Fund.

The Fund is subject to the risk that T. Rowe Price’s credit risk determinations may be incorrect. In addition, the credit quality of a money market fund’s portfolio securities can change rapidly in certain market conditions, which could result in significant net asset value deterioration and the inability to maintain a net asset value of $1.00 per share. Shareholders may bear the risk if the Fund is unable to maintain a net asset value of $1.00 per share.

Interest rates A decline in interest rates may lower the Fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the Fund. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Recent and potential future changes in monetary policy made by central banks and/or governments are likely to affect the level of interest rates. Although money market funds try to minimize this risk by purchasing short-term securities, during periods of extremely low or negative short-term interest rates, the Fund may not be able to maintain a positive yield or yields on par with historical levels.

Cybersecurity breaches The Fund may be subject to operational and information security risks resulting from breaches in cybersecurity. Cybersecurity breaches may involve deliberate attacks and unauthorized access to the digital information systems (for example, through “hacking” or malicious software coding) used by the Fund or its third-party service providers but may also result from outside attacks such as denial-of-service attacks. These breaches may, among other things, result in financial losses to the Fund and its shareholders, cause the Fund to lose proprietary information, disrupt business operations, or result in the unauthorized release of confidential information. Further, cybersecurity breaches involving the Fund’s third-party service providers, financial intermediaries, trading counterparties, or issuers in which the Fund invests could subject the Fund to many of the same risks associated with direct breaches.

In addition to the risks described above, each Target Fund is subject to the following risks, which are not risks of the Tax-Exempt Money Fund:

State-specific focus A tax-free fund investing primarily within a single state typically involves more risk than a fund that can invest in a larger universe of municipal securities and does not focus its investments in a single state. Overall economic conditions within a particular state can be unpredictable and change rapidly at any time. Therefore, the Fund is subject to the risk that developments in California (in the case of the California Tax-Free Money Fund) or New York (in the case of the New York Tax-Free Money Fund) will negatively affect the values of securities held by the Fund or that are available for investment, which could harm the Fund’s performance and increase the Fund’s overall risk level. Such developments may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, unfavorable developments in one or more industries critical to the state’s economy, and changes in the credit ratings assigned to California municipal issuers (in the case of the California Tax-Free Money Fund) or New York municipal issuers (in the case of the New York Tax-Free Money Fund). An adverse change in any one of these or other areas could affect the ability of the state’s municipal issuers to meet their obligations. For more detailed information about the specific risks affecting municipal securities issuers in California (in the case of the California Tax-Free Money Fund) or New York (in the case of the New York Tax-Free Money Fund), please refer to the Statement of Additional Information of the Funds.

Alternative minimum tax The income from certain types of bonds, such as private activity bonds, may be tax-exempt but must be included for purposes of the alternative minimum tax calculation. As a result, the portion of the Fund’s income attributable to these bonds may be taxable to those shareholders subject to the federal alternative minimum tax.

ADDITIONAL INFORMATION ABOUT THE FUNDS

How has each Fund performed?

The following performance information provides some indication of the risks of investing in the Funds. The Funds’ performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar charts illustrate how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the Investor Class and I Class of each Fund. Returns for other share classes of the Funds vary since they have different expenses.

Investor Class Performance

CALIFORNIA TAX-FREE MONEY FUND

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/19	0.24%	Worst Quarter	6/30/15	0.00%

The California Tax-Free Money Fund Investor Class shares’ return for the three months ended 3/31/21 was 0.00%.

NEW YORK TAX-FREE MONEY FUND

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/19	0.28%	Worst Quarter	6/30/15	0.00%

The New York Tax-Free Money Fund Investor Class shares’ return for the three months ended 3/31/21 was 0.00%.

TAX-EXEMPT MONEY FUND

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/19	0.32%	Worst Quarter	6/30/15	0.00%

The Tax-Exempt Money Fund Investor Class shares’ return for the three months ended 3/31/21 was 0.00%.

I Class Performance

CALIFORNIA TAX-FREE MONEY FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/18	0.30%	Worst Quarter	12/31/20	0.00%

The California Tax-Free Money Fund I Class shares’ return for the three months ended 3/31/21 was 0.00%.

NEW YORK TAX-FREE MONEY FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/19	0.34%	Worst Quarter	12/31/20	0.00%

The New York Tax-Free Money Fund I Class shares’ return for the three months ended 3/31/21 was 0.00%.

TAX-EXEMPT MONEY FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/19	0.34%	Worst Quarter	12/31/20	0.00%

The Tax-Exempt Money Fund I Class shares’ return for the three months ended 3/31/21 was 0.00%.

The following tables show the average annual total returns for the Investor Class and I Class of each Fund. The table also compares the returns with the returns of a relevant broad-based market index for each Fund.

In addition, the tables show hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns for each Fund are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns
	Periods ended
	December 31, 2020

				Since	Inception
	1 Year	5 Years	10 Years	Inception	date
California Tax-Free Money Fund—Investor Class					09/15/1986
	0.22%	0.42%	0.22%	—%
California Tax-Free Money Fund—I Class					07/06/2017
	0.28	—	—	0.73

Lipper California Tax-Exempt Money Market Funds Index
	0.30	0.54	0.28	0.68 [a]

New York Tax-Free Money Fund—Investor Class					08/28/1986
	0.26%	0.48%	0.24%	—%
New York Tax-Free Money Fund—I Class					07/06/2017
	0.32	—	—	0.81

Lipper New York Tax-Exempt Money Market Funds Index
	0.36	0.57	0.29	0.67 [a]

Tax-Exempt Money Fund— Investor Class					04/08/1981
	0.28%	0.58%	0.30%	—%
Tax-Exempt Money Fund—I Class					07/06/2017
	0.32	—	—	0.84

Lipper Tax-Exempt Money Market Funds Index
	0.44	0.66	0.34	0.84 [a]

a Return since 6/30/17.

The performance of the Funds has been relatively similar over the one-, three-, five-, and ten-year periods, but the Tax-Exempt Money Fund’s performance has been consistently better than that of each Target Fund.

Who are the principal holders of the Funds’ shares?

The following tables provide the shareholders of record that owned more than 5% of the outstanding Investor Class shares and I Class shares as of May 31, 2021.

FUND	SHAREHOLDER	# OF SHARES	%
CALIFORNIA TAX-FREE MONEY FUND—INVESTOR CLASS	[—]	[—]	[—]
CALIFORNIA TAX-FREE MONEY FUND—I CLASS	[—]	[—]	[—]
NEW YORK TAX-FREE MONEY FUND—INVESTOR CLASS	[—]	[—]	[—]
NEW YORK TAX-FREE MONEY FUND—I CLASS	[—]	[—]	[—]
TAX-EXEMPT MONEY FUND—INVESTOR CLASS	[—]	[—]	[—]
TAX-EXEMPT MONEY FUND—I CLASS	[—]	[—]	[—]

[As of May 31, 2021, the executive officers and directors of the Funds, as a group, beneficially owned, directly or indirectly, less than 1% of its outstanding shares of each Fund.]

Who are each Fund’s transfer agent and custodians?

T. Rowe Price Services, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, serves as the transfer agent and dividend disbursing agent for the Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the Funds.

Are the Funds required to hold annual meetings?

Under Maryland law, the Funds are not required to hold annual meetings. The Boards of the Funds have determined that the Funds will take advantage of this Maryland law provision to avoid the significant expense associated with holding annual meetings, including legal, accounting, printing, and mailing fees incurred in preparing proxy materials. Accordingly, no annual meetings of shareholders shall be held in any year in which a meeting is not otherwise required to be held under the 1940 Act or Maryland law, unless the Board determines otherwise. However, special meetings of shareholders will be held in accordance with applicable law or when otherwise determined by the Fund’s Board.

If a shareholder wishes to present a proposal to be included in a proxy statement for a subsequent shareholder meeting, the proposal must be submitted in writing and received by Fran Pollack-Matz, Secretary of the T. Rowe Price Funds, 100 East Pratt Street, Baltimore, Maryland 21202, within a reasonable time before the Fund begins to print and mail its proxy materials. The timely submission of a proposal does not guarantee its consideration at the meeting.

Who pays for the costs involved with the Reorganizations?

The expenses incurred to execute the Reorganizations, including all direct and indirect expenses, will be paid by the Funds and their shareholders since each Reorganization is expected to benefit the Funds. The total estimated expenses associated with the Reorganizations are $50,700, which includes costs associated with soliciting shareholders, professional expenses (including legal and auditing fees), and transaction costs (which are expected to be de minimis). See “Who will pay for the Reorganizations?” for more information.

FURTHER INFORMATION ABOUT VOTING
AND THE SPECIAL MEETING

Who is asking for my vote?

For the reasons set forth under “Reasons for the Reorganizations,” the Board of each Target Fund has asked that you vote on the matters listed in the Notice of Joint Special Meeting of Shareholders. The votes will be formally counted at the Shareholder Meeting on Wednesday, August 11, 2021, and if the Shareholder Meeting is adjourned, at any later meeting. You may vote during live webcast Shareholder Meeting, by Internet, by telephone, or by returning your completed proxy card in the prepaid envelope provided. Please do not mail the proxy card if you are voting by Internet or telephone.

Who is eligible to vote?

Shareholders of record of each Target Fund at the close of business on May 31, 2021, (the “record date”) are entitled to one vote for each full share and a proportionate vote for each fractional share of the Fund they held on May 31, 2021.

The Notice of Joint Special Meeting of Shareholders, the proxy card, and this Statement were first mailed to shareholders of record on or about June 30, 2021.

Under Maryland law, shares owned by two or more persons (whether as joint tenants, co-fiduciaries, or otherwise) will be voted as follows, unless a written instrument or court order providing to the contrary has been filed with the Fund: (1) if only one votes, that vote will bind all; (2) if more than one votes, the vote of the majority will bind all; and (3) if more than one votes and the vote is evenly divided, the vote will be cast proportionately.

What is the required quorum?

To hold a special meeting for each Target Fund, one-third of the Target Fund’s shares entitled to be voted must have been received by proxy or be present at the virtual meeting. In the event that a quorum is present but sufficient votes in favor of a proposal are not received by the meeting date, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting or by proxy at the meeting to be adjourned.

Shares voted against a proposal will be voted against the proposed adjournment. The persons named as proxies will vote in favor of such adjournment if they determine that additional solicitation is reasonable and in the interests of the applicable Target Fund’s shareholders.

What vote is required to approve the Plan?

Approval of each Plan requires an affirmative vote of the lesser of: (a) 67% or more of the respective Target Fund’s shares represented at the Shareholder Meeting if the holders of more than 50% of the outstanding shares are present at the virtual Shareholder Meeting or by proxy; or (b) more than 50% of the respective Target Fund’s outstanding shares. The Board of each Target Fund recommends that shareholders of its Target Fund vote FOR the applicable proposal.

How are the votes counted?

The individuals named as proxies (or their substitutes) on the enclosed proxy card (or cards, if you have multiple accounts) will vote according to your directions if your proxy is received properly executed, or in accordance with your instructions given when voting by telephone or Internet. If you properly execute your proxy card and give no voting instructions, or submit your vote via the telephone or Internet without voting instructions, your shares will be voted FOR the proposal.

Abstentions are counted for purposes of determining whether a quorum is present for purposes of convening the Shareholder Meeting. Because each proposal must be approved by a percentage of voting securities present at the Shareholder Meeting or a majority of the applicable Target Fund’s outstanding shares, abstentions will be considered to be voting securities that are present and will have the effect of being counted as votes against the proposal.

Broker nonvotes are shares held by a broker or nominee for which an executed proxy is received by a Target Fund but are not voted as to one or more proposals because instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee does not have discretionary voting power. Broker nonvotes are inapplicable for this Shareholder Meeting because shareholders are being asked to approve proposals for which brokers or nominees do not have discretionary voting power. Thus, if a broker or nominee does not receive instructions on how to vote, they will not submit an executed proxy card to the applicable Target Fund. For shares of each Target Fund held in an Individual Retirement Account (“IRA”) or Coverdell education savings account (“ESA”) that is sponsored by T. Rowe Price Trust Company and for which T. Rowe Price Trust Company serves as custodian, T. Rowe Price Trust Company shall, without written direction from the investor, vote shares for which no voting instructions are timely received in the same proportion as shares for which voting instructions from other shareholders are timely received.

Can additional matters be acted upon at the Shareholder Meeting?

The management of each Target Fund knows of no other business that may come before the Shareholder Meeting. However, if any additional matters are properly presented at the Shareholder Meeting, it is intended that the persons named in the enclosed proxy, or their substitutes, will vote on such matters in accordance with their judgment.

How are proxies delivered and votes recorded?

This Statement was mailed along with a proxy voting card and prepaid envelope. You may record your votes on the enclosed proxy card and mail it in the accompanying prepaid envelope to Proxy Tabulator, P.O. Box 808002, Louisville, KY 40233-9893. T. Rowe Price has retained Computershare to tabulate the votes. In addition, the Target Funds have arranged through Computershare to have votes recorded online or by telephone. The telephone and online voting procedures are reasonably designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Computershare is also responsible for assisting T. Rowe Price in determining whether quorum is achieved and whether sufficient votes are received to approve a proposal.

The SEC has adopted rules that permit investment companies, such as the T. Rowe Price Funds, and intermediaries to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders. This process, which is commonly referred to as “householding,” could result in extra convenience and cost savings for the Target Funds and their shareholders. Unless a Target Fund has received contrary instructions, only one copy of this Statement will be mailed to two or more shareholders who share an address. If you need additional copies, do not want your mailings to be “householded,” or would like to request a single copy if multiple copies are being received, please call 1-800-225-5132 or write us at P.O. Box 17630, Baltimore, Maryland 21297-1630.

How can proxies be solicited?

Directors and officers of each Target Fund, or employees of T. Rowe Price (and its affiliates) may solicit proxies by mail, in-person, electronically (assuming that applicable requirements are met) or by telephone. In the event that votes are solicited by telephone, shareholders would be called at the telephone number T. Rowe Price has in its records for their accounts, and would be asked for certain identifying information, such as their address. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the Shareholder Meeting in accordance with their instructions. To ensure that shareholders’ instructions have been recorded correctly, confirmation of the instructions is also mailed and a special toll-free number provided in case the information contained in the confirmation is incorrect.

To help ensure that sufficient shares of common stock are represented at the Shareholder Meeting to permit approval of the proposals outlined in this Statement,

each Target Fund will also use the solicitation services of Computershare to assist them in soliciting proxies.

Who pays for the costs involved with the proxy?

For managing the proxy campaign, Computershare will receive a fee plus reimbursement for out-of-pocket expenses. Computershare will also receive fees in connection with the printing, preparing, assembling, mailing, and transmitting of proxy materials on behalf of each Target Fund, tabulating those votes that are received, and any solicitation of additional votes. The fees received by Computershare will vary based on the level of additional solicitation necessary to achieve quorum and shareholder approval. In addition to the fees paid to Computershare, securities brokers, custodians, fiduciaries, and other persons holding shares as nominees will be reimbursed, upon request, for their reasonable expenses in sending solicitation materials to the principals of the accounts. The fees for these services, along with printing, postage, solicitation services, and expenses associated with hosting the virtual Shareholder Meeting are estimated to be approximately $20,100. Fees related to professional services related to the Reorganizations (including legal expenses and audit expenses) are estimated to be approximately $30,600. The total estimated expenses associated with the Reorganizations are $50,700. All costs of the Shareholder Meeting and the proxy campaign, including the use of Computershare and the reimbursement to brokers for solicitation and the preparation of proxy materials, will be paid for by the Funds and their shareholders. The combined Fund will pay for any brokerage, taxes, and nonrecurring extraordinary items related to the Reorganizations, which are expected to be de minimis. The sale of any assets of the Target Funds that are not acceptable to the Tax-Exempt Money Fund will result in brokerage expenses. See “Who will pay for the Reorganizations?” for more information.

Can I change my vote after I submit my proxy?

Any proxy, including those voted via the Internet or by telephone, may be revoked at any time before the votes have been submitted for tabulation at the Shareholder Meeting by filing a written notice of revocation with the applicable Target Fund, by delivering a properly executed proxy bearing a later date, or by attending the Shareholder Meeting and voting at the virtual Shareholder Meeting. If you vote via the telephone or Internet, you can change your vote up until 10:59 a.m. on August 11, 2021.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of each Reorganization will be passed upon by Willkie Farr & Gallagher LLP, counsel to each Fund, and certain legal matters concerning the issuance of shares of the Tax-Exempt Money Fund will be passed upon by counsel to T. Rowe Price Associates, Inc., which serves as sponsor and investment adviser of the Funds.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

 THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made this XX day of XXXX, 2021, by and between (i) T. Rowe Price State Tax-Free Funds, Inc., a corporation organized and existing under the laws of Maryland on behalf of its series, the [New York Tax-Free Money Fund/California Tax-Free Money Fund] (“Target Fund”), and (ii) T. Rowe Price Tax-Exempt Money Fund, Inc., a corporation organized and existing under the laws of Maryland on behalf of its series, T. Rowe Price Tax-Exempt Money Fund (“Acquiring Fund”) . All references in this Agreement to action taken by the Target Fund or the Acquiring Fund shall be deemed to refer to action taken by the T. Rowe Price State Tax-Free Funds, Inc. and T. Rowe Price Tax-Exempt Money Fund, Inc. on behalf of the Target Fund and the Acquiring Fund, respectively.

W I T N E S S E T H:

 The Acquiring Fund and the Target Fund are each series of an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”). The Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest. The Acquiring Fund and the Target Fund have agreed to combine through the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund in exchange solely for shares of the I Class and Investor Class of the Acquiring Fund (“Acquiring Fund Shares”) and the distribution of Acquiring Fund Shares to the shareholders of the Target Fund in liquidation of the Target Fund. The Acquiring Fund wishes to enter into a definitive agreement with the Target Fund setting forth the terms and conditions of the foregoing transactions as a “plan of reorganization” and “liquidation” within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“Code”).

 NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. Assets and Liabilities to be Transferred

 A. Reorganization. Prior to the close of regular trading on the New York Stock Exchange (“Exchange”) on the Closing Date (as hereinafter defined), all the assets and liabilities of the Target Fund, net of appropriate reserves and those assets and liabilities described in paragraph 1.C. below, shall be delivered as provided in paragraph 2.C. to State Street Bank Corporation, custodian of the Acquiring Fund’s assets (“Custodian”), if applicable, in exchange for and against delivery by the Acquiring Fund to the Target Fund on the Closing Date of a number of Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets of the Target Fund so transferred, assigned and delivered, all determined and adjusted as provided in paragraph 1.B. below. Notwithstanding the foregoing, the assets of the Target Fund to be acquired by the Acquiring Fund shall constitute at least 90% of the fair market value of the net assets of the Target Fund and at least 70% of the fair market value of the gross assets of the Target Fund as described on the “Valuation Date” (hereinafter defined).

 B. Valuation. The net asset value of shares of the Acquiring Fund and the value of the assets of the Target Fund to be transferred shall, in each case, be computed as of the close of regular trading on the Exchange on the Valuation Date (as hereinafter defined). The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund’s current prospectus and statement of additional information under the Securities Act of 1933 (“1933 Act”) and the 1940 Act. The value of the assets of the Target Fund to be transferred shall be computed by the Acquiring Fund in accordance with the policies and procedures of the Acquiring Fund as described in the Acquiring Fund’s current prospectus and statement of additional information under the 1933 Act and the 1940 Act, subject to review and approval by the Target Fund and to such adjustments, if any, agreed to by the parties.

 C. Excludable Assets and Liabilities. The property and assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the 1940 Act), any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Valuation Date (as defined in paragraph 2.B), excluding the estimated costs of extinguishing any Excluded Liability (as defined below) and cash in an amount necessary to pay any dividends pursuant to sub-paragraph 10.E (collectively, “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on the Statement of Assets and Liabilities of the Target Fund prepared on behalf of the Target Fund, as of the Valuation Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, “Liabilities”). If prior to the Closing Date, the Acquiring Fund identifies a Liability that the Acquiring Fund and the Target Fund mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded

Liabilities to be signed by the Target Fund and the Acquiring Fund at the Closing (the “Excluded Liabilities”).

2. Definitions

 A. Closing and Closing Date. Subject to the terms and conditions hereof, the closing of the transactions contemplated by this Agreement (the “Closing”) shall be conducted at the offices of the Acquiring Fund in Baltimore, Maryland or as a virtual meeting hosted by means of a live webcast, beginning at 8:00 a.m., eastern time, on August 23, 2021, or at such other place or on such later business day as may be agreed upon by the parties. In the event that on the Valuation Date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the Target Fund’s assets or the net asset value of the Acquiring Fund Shares is impractical, the Closing shall be postponed until the first business day after the first business day when trading on the Exchange or elsewhere shall have been fully resumed and reporting thereon shall have been restored, or such other business day as soon thereafter as may be agreed upon by the parties. The date on which the Closing actually occurs is herein referred to as the “Closing Date.”

 B. Valuation Date. The business day next preceding the Closing Date shall be the “Valuation Date.” The stock transfer books of the Target Fund will be permanently closed as of the close of business on the Valuation Date. The Target Fund shall only accept redemption requests received by it in proper form prior to the close of regular trading on the Exchange on the Valuation Date. Redemption requests received thereafter shall be deemed to be redemption requests for Acquiring Fund shares to be distributed to Target Fund shareholders pursuant to the Plan (assuming that the transactions contemplated by this Agreement have been consummated).

 C. Delivery. Portfolio securities shall be delivered by the Target Fund to the Custodian on the Closing Date or as soon as practicable thereafter (“Delivery Date”) by directing that the Target Fund’s custodian transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash of the Target Fund shall be delivered by the Target Fund on the Closing Date and shall be in the form of currency or wire transfer in federal funds, payable to the order of the Custodian. A confirmation for the Acquiring Fund Shares, credited to the account of the Target Fund and registered in the name of the Target Fund, shall be delivered by the Acquiring Fund to the Target Fund at the Closing.

3. Failure to Deliver Securities. If, on the Delivery Date, the Target Fund is unable to make delivery under paragraph 2.C. to the Custodian of any of the portfolio securities of the Target Fund, the Acquiring Fund may waive the delivery requirements of paragraph 2.C. with respect to said undelivered securities, if the Target Fund has delivered to the Custodian by or on the Delivery Date and, with respect to said undelivered securities, such documents in the form of executed copies of an agreement of assignment and escrow agreement and due bills and the like as may be required by the Acquiring Fund or the Custodian, including brokers’ confirmation slips.

4. Post-Closing Distribution and Liquidation of the Target Fund. As soon as practicable after the Closing, the Target Fund shall distribute all of the remaining assets thereof to the shareholders of the Target Fund. At, or as soon as may be practicable following the Closing Date, the Target Fund shall for federal income tax purposes be liquidated and distribute the Acquiring Fund Shares received hereunder by instructing the Acquiring Fund that the pro-rata interest (in full and fractional Acquiring Fund Shares) of each of the holders of record of shares of the Target Fund as of the close of business on the Valuation Date as certified by the Target Fund’s transfer agent (“Target Fund Record Holders”) be registered on the books of the Acquiring Fund Shares in the names of each of the Target Fund Record Holders. The Acquiring Fund agrees to comply promptly with said instruction. All issued and outstanding shares of the Target Fund shall thereupon be redeemed for no value and canceled on the books of the Target Fund. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety, or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper, and correct. The Acquiring Fund shall record on its books the ownership of Acquiring Fund Shares by Target Fund Record Holders. No redemption or repurchase of any Acquiring Fund Shares credited to Target Fund Record Holders in respect of the Target Fund Shares represented by un-surrendered stock certificates shall be permitted until such certificates have been surrendered to the Custodian for cancellation. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of the Target Fund Record Holder on the books of the Acquiring Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

5. Target Fund Securities. The Target Fund has provided the Acquiring Fund with a list of all of the Target Fund’s portfolio investments as of the date of execution of this Agreement. The Target Fund may sell any of these investments and will confer with the Acquiring Fund with respect to investments for the Target Fund. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Target Fund with a statement of the Acquiring Fund’s investment objectives, policies, and restrictions and a list of the investments, if any, on the list referred to in the first sentence of this paragraph 5 that do not conform to such objectives, policies, and restrictions. In the event that the Target Fund holds any investments that the Acquiring Fund may not hold, the Target Fund will, consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of such investments prior to the Closing Date, provided, however, that in no event will the Target Fund be required to dispose of assets to an extent which would cause less than 50% of the historical business assets of the Target Fund to be transferred to the

Acquiring Fund pursuant to this Agreement or to take any action that is inconsistent with paragraph 8.M. below. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain any investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Target Fund will, if requested by the Acquiring Fund, in a manner consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of an amount of such investments sufficient to avoid violating such limitations as of the Closing Date. On the Delivery Date, the Target Fund shall deliver to the Acquiring Fund a list setting forth the securities then owned by the Target Fund (“Securities List”), which shall be prepared in accordance with the requirements of the Code and the regulations promulgated thereunder for specific identification tax lot accounting and which shall clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security transferred to the Acquiring Fund. The records from which the Securities List will be prepared shall be made available by the Target Fund prior to the Closing Date for inspection by the Acquiring Fund’s treasurer or his designee or the auditors of the Acquiring Fund upon reasonable request.

6. Expenses. The Acquiring Fund and the Target Fund shall each be responsible for its own expenses (including legal, audit, printing and mailing, brokerage commissions and other transaction costs, taxes, and nonrecurring extraordinary items), fees and other charges in connection with the transactions contemplated by this Agreement.

7. Legal Opinions.

 A. Opinion of Target Fund Counsel. At the Closing, the Target Fund shall furnish the Acquiring Fund with such written opinions (including opinions as to certain federal income tax matters) of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquiring Fund. The requirement to obtain this opinion may not be waived.

 B. Opinion of Acquiring Fund Counsel. At the Closing, the Acquiring Fund shall furnish the Target Fund with a written opinion of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Target Fund.

8. Target Fund Representations, Warranties, and Covenants. The Target Fund hereby represents and warrants to the Acquiring Fund, and covenants and agrees with the Acquiring Fund:

 A. that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Target Fund as of February 28, 2021, and for the year then ended heretofore delivered to the Acquiring Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the

Target Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Target Fund as of said date and for the period covered thereby;

 B. that there are no legal, administrative, or other proceedings pending or, to the knowledge of the Target Fund, overtly threatened against the Target Fund which would individually or in the aggregate materially affect the financial condition of the Target Fund’s ability to consummate the transactions contemplated hereby;

 C. that the execution and delivery of this Agreement by the Target Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Target Fund by vote taken at a meeting of the Board of Directors of the Acquiring Fund duly called and held on March 9, 2021, and that the Target Fund will (i) take all steps necessary duly to call, give notice of, convene, and hold a meeting of the shareholders of the Target Fund as soon as practicable and in accordance with applicable Maryland and federal law, for the purpose of approving this Agreement and the transactions contemplated herein and for such other purposes as may be necessary and desirable, and (ii) recommend to such shareholders the approval of this Agreement and the transactions contemplated herein and such other matters as may be submitted to such shareholders in connection with the transactions contemplated herein;

 D. that from the date of this Agreement through the Closing Date, there shall not have been:

  (1) any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Target Fund (other than changes in the ordinary course of its business or relating to the transactions contemplated by this Agreement, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had a material adverse effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Target Fund referred to in paragraph 8.A. above;

  (2) any loss (whether or not covered by insurance) suffered by the Target Fund materially and adversely affecting the assets of the Target Fund, other than depreciation of securities;

  (3) issued any option to purchase or other right to acquire stock of the Target Fund of any class granted by the Target Fund to any person (excluding sales in the ordinary course and a dividend reinvestment program);

  (4) any indebtedness incurred by the Target Fund for borrowed money or any commitment to borrow money entered into by the Target Fund, except as provided in the current prospectus and statement of additional information of the Target Fund or so long as it will not prevent the Target Fund from complying with paragraph 8.H.;

  (5) any amendment to the Articles of Incorporation or By-Laws of the Target Fund except to effectuate the transactions contemplated hereunder or otherwise as disclosed in writing to the Acquiring Fund; or

  (6) any grant or imposition of any lien, claim, charge, or encumbrance upon any asset of the Target Fund except as provided in the current prospectus and statement of additional information of the Target Fund or so long as it will not prevent the Target Fund from complying with paragraph 8.I.;

 E. that there are no material contracts outstanding to which the Target Fund is bound other than as disclosed to the Acquiring Fund;

 F. that the Target Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Target Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return other than with respect to all such matters which are not material individually or in the aggregate;

 G. that, as promptly as practicable, but in any case within 60 days after the Closing Date, the Target Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Target Fund for federal income tax purposes;

 H. that on the Closing Date the Target Fund will have good and marketable title to the assets of the Target Fund to be conveyed hereunder, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities whatsoever, and full right, power, and authority to sell, assign, transfer, and deliver such assets and shall deliver such assets to the Acquiring Fund as set forth in paragraph 1.A. hereof. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities, except as to adverse claims of which the Acquiring Fund has notice at or prior to the time of delivery. Except as set forth on the Securities List, none of the securities comprising the assets of the Target Fund will be “restricted securities” under the 1933 Act or the rules and regulations of the Securities and Exchange Commission (“Commission”) thereunder;

 I. that the Proxy Statement/Prospectus (defined herein) at the time of delivery by the Target Fund to all shareholders of record on May 31, 2021, to notify shareholders of this transaction on the Closing Date and at the time of the liquidation of the Target Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, will conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquiring Fund to the Target Fund;

 J. that the Target Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of its Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound and that this Agreement constitutes a valid and legally binding obligation of the Target Fund, enforceable against the Target Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

 K. that the Target Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Target Fund made under this Agreement to qualify, as of and after the Closing, as reorganization within the meaning of Section 368(a)(1)(C) of the Code; and

 L. that the Target Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end company.

9. Acquiring Fund Representations, Warranties, and Covenants. The Acquiring Fund hereby represents and warrants to the Target Fund, and covenants and agrees with the Target Fund:

 A. that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquiring Fund as of February 28, 2021, and for the year then ended heretofore delivered to the Target Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquiring Fund as of said date and for the period covered thereby;

 B. that there are no legal, administrative, or other proceedings pending or, to its knowledge, overtly threatened against the Acquiring Fund which would individually or in the aggregate materially affect the financial condition of the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

 C. that the execution and delivery of this Agreement by the Acquiring Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Acquiring Fund by vote taken at a meeting of the Board of Directors of the Acquiring Fund duly called and held on March 9, 2021, and that approval by the Acquiring Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

 D. that from the date of this Agreement through the Closing Date, there shall not have been any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had an adverse material effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquiring Fund referred to in paragraph 9.A. above;

 E. that the Acquiring Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end diversified company;

 F. that the shares of the Acquiring Fund to be issued pursuant to paragraph 1.A. will be duly registered under the 1933 Act by the Registration Statement (hereinafter defined) in effect on the Closing Date and at the time of the liquidation of the Target Fund set forth in paragraph 4. above;

 G. that the Acquiring Fund Shares are duly authorized and validly issued and are fully paid, nonassessable, and free of any preemptive rights and conform in all material respects to the description thereof contained in the Proxy Statement/Prospectus as in effect on the Closing Date and at the time of the liquidation of the Target Fund set forth in paragraph 4. above;

 H. that the Acquiring Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of the Acquiring Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound, and that this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

 I. that the Acquiring Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Target Fund made under this Agreement to qualify, as of and after the Closing, as reorganization within the meaning of Section 368(a)(1)(C) of the Code;

 J. that the Acquiring Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state, and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return, other than with respect to all such matters those which are not material individually or in the aggregate;

 K. that the Proxy Statement/Prospectus (defined herein) at the time of delivery by the Target Fund to its shareholders to inform shareholders of this transaction, on the Closing Date and at the liquidation of the Target Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, and the Registration Statement on the effective date thereof, on the Closing Date and at the liquidation of the Target Fund set forth in paragraph 4. above, will conform in all material respects to the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Target Fund to the Acquiring Fund; and

 L. the current prospectus and statement of additional information of the Acquiring Fund (copies of which are available) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

10. Certain Conditions.

 Unless waived by the parties in writing in their sole discretion, all obligations of the parties hereunder are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

 A. Registration Statement and Proxy Statement/Prospectus. The Acquiring Fund will file a registration statement on Form N-14 with the Commission under the 1933 Act in order to register the Acquiring Fund Shares to be issued hereunder. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the “Registration Statement.” The Target Fund will file a preliminary proxy statement with the Commission under the 1940 Act and the 1933 Act, relating to this Agreement and the transactions herein contemplated, in the form of a combined proxy Statement and prospectus and related statement of additional information included in the Registration Statement. The combined proxy Statement and prospectus and related statement of additional information that is first filed pursuant to Rule 497(b) under the 1933 Act is referred to herein as the “Proxy Statement/Prospectus.” The Acquiring Fund and the Target Fund each will exert reasonable efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practical and agree to cooperate in such efforts. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. Upon effectiveness of the Registration Statement, the Target Fund will cause the Proxy Statement/Prospectus to be delivered to the shareholders of the Target Fund entitled to vote on the transactions contemplated by this Agreement at least 20 days prior to the date of the meeting of shareholders called to act upon such transactions.

 B. Shareholder Approval The obligations of the Target Fund under this Agreement shall be subject to the shareholders of the Target Fund duly approving the execution and delivery of this Agreement and the transactions contemplated herein.

 C. Pending or Threatened Proceedings. On the Closing Date, no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

 D. Appropriate Articles. The Target Fund shall execute and cause to be filed with the Maryland State Department of Assessments and Taxation, such articles of transfer, articles supplementary or other documents, as necessary to eliminate designation of the Target Fund, as appropriate.

 E. Declaration of Dividend. The Target Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Fund shareholders all of the investment company taxable income and realized capital gain for all taxable periods of the Target Fund which are required to be distributed to avoid federal income or excise tax applicable to regulated investment companies.

 F. State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

 G. Performance of Covenants. Each party shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Date and the Closing Date.

 H. Representations and Warranties. The representations and warranties of each party set forth in this Agreement will be true and correct on the Closing Date, and each party shall deliver to the other a certificate of a duly authorized officer of such party to that effect.

11. Notices. All notices, requests, instructions, and demands in the course of the transactions herein contemplated shall be in writing addressed to the respective parties as follows and shall be deemed given: (i) on the next day if sent by prepaid overnight courier and (ii) on the same day if given by hand delivery or telecopy.

 If to the Acquiring Fund or Target Fund:

 David Oestreicher, Esquire
 T. Rowe Price Associates, Inc.
 100 East Pratt Street
 Baltimore, Maryland 21202
 Fax Number (410) 345-6575

 with a copy to:

 Margery K. Neale, Esquire
 Willkie Farr & Gallagher LLP
 787 Seventh Avenue
 New York, New York 10019
 Fax Number (212) 728-9138

or to such other address as the parties from time to time may designate by written notice to all other parties hereto.

12. Termination and Postponement.

 A. This Agreement may be terminated or postponed by the Acquiring Fund or the Target Fund at any time, before or after approval by the shareholders of the Target Fund, upon the giving of written notice to the other, if the conditions specified in paragraphs 8., 9., and 10. have not been performed or do not exist on or before August 20, 2022 or to the extent permitted by law.

 B. In the event of termination of this Agreement pursuant to paragraph 12.A. of this Agreement, neither party (nor its officers, or directors) shall have any liability to the other.

13. Exhibits. All Exhibits shall be considered as part of this Agreement.

14. Miscellaneous. This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns. It shall be governed by, construed, and enforced in accordance with the laws of the State of Maryland. The Target Fund and the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. The Target Fund and the Acquiring Fund agree that no party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three years thereafter. The paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement. Whenever used herein, the use of any gender shall include all genders.

15. Amendments. The Target Fund and the Acquiring Fund by mutual consent of their Boards of Directors or authorized committees or officers may amend this Agreement in such manner as may be agreed upon; provided, however, that after the requisite approval of the shareholders of the Target Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner which would materially and adversely affect the rights of such shareholders without their further approval.

16. Waiver. The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17. Liability.

 A. The Target Fund and the Acquiring Fund acknowledge and agree that all obligations of the Target Fund under this Agreement are binding only with respect to the Target Fund; that any liability of the Target Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Target Fund.

 B. The Acquiring Fund and the Target Fund acknowledge and agree that all obligations of the Acquiring Fund under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund.

 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

WITNESS:	T. ROWE PRICE TAX-EXEMPT MONEY FUND, on behalf of T. Rowe Price Tax-Exempt Money Fund
__________________________ Shannon Hofher Rauser	_____________________ (SEAL) Fran Pollack-Matz Title: Vice President and Secretary

WITNESS:	T. ROWE PRICE STATE TAX-FREE FUNDS, INC. on behalf of the [T. Rowe Price New York Tax-Free Money Fund]/[T. Rowe Price California Tax-Free Money Fund]
_________________________ Shannon Hofher Rauser	_____________________ (SEAL) David Oestreicher Title: Director, Principal Executive Officer, and Executive Vice President

T. ROWE PRICE TAX-EXEMPT MONEY FUND

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

[June 30], 2021

This Statement of Additional Information (“SAI”) relates to the proposed reorganizations (each, a “Reorganization”) of the T. Rowe Price California Tax-Free Money Fund (the “California Tax-Free Money Fund”) and the T. Rowe Price New York Tax-Free Money Fund (the “New York Tax-Free Money Fund” and together with the California Tax-Free Money Fund, the “Target Funds”) will be reorganized into the T. Rowe Price Tax-Exempt Money Fund (the “Tax-Exempt Money Fund” and together with the Target Funds, the “Funds”). Each Fund managed by T. Rowe Price Associates, Inc. (“T. Rowe Price”).

This SAI sets forth information that may be of interest to shareholders relating to the Reorganizations, but which is not included in the Combined Proxy Statement and Prospectus, dated [June 30], 2021, of the Funds. As described in the Combined Proxy Statement and Prospectus, each Reorganization would involve the transfer of substantially all the assets and liabilities of the respective Target Fund in exchange for Investor Class shares and I Class shares of the Tax-Exempt Money Fund. Each Target Fund would distribute the Investor Class shares and I Class shares of the Tax-Exempt Money Fund it receives to its shareholders of its Investor Class shares and I Class shares, respectively, in complete liquidation of such Target Fund.

This SAI is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus. This SAI and the Combined Proxy Statement and Prospectus have been filed with the Securities and Exchange Commission. Copies of the Combined Proxy Statement and Prospectus are available upon request and without charge by writing to the Tax-Exempt Money Fund at 100 East Pratt Street, Baltimore, Maryland 21202, or by calling 1-800-541-5910.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and Statement of Additional Information of each Fund, other material incorporated by reference and other information regarding the Funds.

TABLE OF CONTENTS

I. Additional Information About the Funds	79
II. Documents Incorporated by Reference	79
III. Pro Forma Financial Information	79

I. ADDITIONAL INFORMATION ABOUT THE FUNDS

The Statement of Additional Information for the Funds, dated May 1, 2021, as filed with the Securities and Exchange Commission on May 1, 2021, is incorporated by reference.

The Statement of Additional Information for the Funds is available without charge through troweprice.com or by calling 1-800-541-5910.

II. DOCUMENTS INCORPORATED BY REFERENCE

This SAI incorporates by reference (i) the financial statements and report of the independent registered public accounting firm for the California Tax-Free Money Fund as contained in its Annual Report for the year ended February 28, 2021, as filed with the Securities and Exchange Commission on April 22, 2021; (ii) the financial statements and report of the independent registered public accounting firm for the New York Tax-Free Money Fund as contained in its Annual Report for the year ended February 28, 2021, as filed with the Securities and Exchange Commission on April 22, 2021, and (ii) the financial statements and report of the independent registered public accounting firm for the Tax-Exempt Money Fund as contained in its Annual Report for the year ended February 28, 2021, as filed with the Securities and Exchange Commission on April 22, 2021. Each of these reports contains historical financial information regarding the Funds and is available without charge at troweprice.com or by calling 1-800-541-5910.

[    ] is the Independent Registered Public Accounting Firm to each Fund, providing audit and tax return review of various Securities and Exchange Commission filings.

III. PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma information set forth below as of February 28, 2021, for the year ended February 28, 2021, is intended to present financial information as if the acquisition of each of T. Rowe Price California Tax-Free Money Fund (the “California Acquired Fund”) and T. Rowe Price New York Tax-Free Money Fund (the “New York Acquired Fund” and together with the California Acquired Fund, the “Acquired Funds”) by T. Rowe Price Tax-Exempt Money Fund (the “Acquiring Fund” and together with the Acquired Funds, the “Funds”) had been consummated at March 1, 2020. The resulting fund is referred to herein as the “Combined Fund.” The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Funds and the Acquiring Fund, which are available in each fund’s respective annual and semiannual shareholder reports.

Note 1 — Reorganization

Each Reorganization would be accomplished by the transfer of substantially all of the assets and liabilities of the applicable Acquired Fund to the Acquiring Fund in exchange for Investor Class shares and I Class shares of the Acquiring Fund and the distribution of such shares to the shareholders of the applicable Acquired Fund, in complete liquidation of the applicable Acquired Fund followed by the termination of the applicable Acquired Fund.

Each Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the applicable Acquired Fund, the Acquiring Fund, or their respective shareholders as a direct result of such Reorganization. In accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), for financial reporting purposes, the historical cost basis of the investments received from each Acquired Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (the Acquiring Fund) with amounts distributable to shareholders for tax purposes. The Acquiring Fund is deemed to be the “accounting survivor” in connection with the applicable Reorganization. As a result, the Combined Fund will continue the performance history of the Acquiring Fund after the closing of the applicable Reorganization.

The investment program of each Acquired Fund is similar to that of the Acquiring Fund. The California Tax-Free Money Fund invests at least 65% of its total assets in California municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal and California state income taxes. The New York Tax-Free Money Fund invests at least 65% of its total assets in New York municipal securities, and at least 80% of the Fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. Normally, at least 80% of the Acquiring Fund’s income will be exempt from federal income taxes. Up to 20% of each Acquired Fund’s income could be derived from securities that are subject to the alternative minimum tax (“AMT”), whereas the Acquiring Fund does not purchase securities that are subject to AMT. However, it is anticipated that each Acquired Fund will not hold any securities with income subject to AMT at the time of its Reorganization. As of April 30, 2021, approximately 97% of the California Acquired Fund’s holdings is anticipated to transfer to the Acquiring Fund, and the remaining 3% of the California Acquired Fund’s portfolio is expected to mature or be sold prior to its Reorganization. As of April 30, 2021, approximately 82% of the New York Acquired Fund’s holdings is anticipated to transfer to the Acquiring Fund, and the remaining 18% of the New York Acquired Fund’s portfolio is expected to mature or be sold prior to its Reorganization.

The net assets of each Acquired Fund, the Acquiring Fund, and the resulting Combined Fund as of April 30, 2021, are as follows:

As of date:	Acquired Funds		Acquiring Fund	Pro Forma Adjustments	Combined Fund
April 30, 2021	T. Rowe Price California Tax-Free Money Fund	T. Rowe Price New York Tax-Free Money Fund	T. Rowe Price Tax-Exempt Money Fund
	$63,712,082	$45,107,787	$523,431,525	$(50,700)	$632,200,694

Note 2 — Accounting Policies

No significant accounting policies will change as a result of the Reorganizations, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. The Acquiring Fund will be the accounting and performance survivor after each Reorganization. No significant changes to any contracts of the Acquiring Fund are expected as a result of the Reorganizations.

Each Fund’s financial instruments are valued and each class’s net asset value (“NAV”) per share is computed at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Each Fund’s financial instruments are reported at amortized cost, which approximates fair value, which U.S. GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the “Valuation Committee”) is an internal committee that has been delegated certain responsibilities by each Fund’s Board of Directors (each, a “Board”) to ensure that financial instruments are appropriately priced at fair value in accordance with U.S. GAAP and the Investment Company Act of 1940. Subject to oversight by each Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters. These policies will not change as a result of the Reorganizations.

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to expenses made to the Combined Fund’s financial information. The information for Reorganizations is for the year ended February 28, 2021, as if the Reorganizations had been in effect on March 1, 2020, using the fees and expenses information of the Acquiring Fund shown in the Combined Proxy Statement and Prospectus and the actual fees and expenses of each Acquired Fund. The pro forma information has been prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganizations.

Each Fund is managed by T. Rowe Price Associates, Inc. (“Price Associates”). For its services to each Acquired Fund, Price Associates receives an annual investment management fee of 0.39% (comprising an individual fee of 0.10%, and a group fee, which was 0.29% as of February 28, 2021) of average daily net assets from the Acquired Fund. With respect to each Acquired Fund, Price Associates has contractually agreed, at least through June 30, 2021, to waive a portion of its management fee in order to limit the Fund’s management fees to 0.28% of the Fund’s average daily net assets. Prior to April 1, 2021, for its services to the Acquiring Fund, Price Associates received an annual investment management fee of 0.39% (comprising an individual fee of 0.10%, and a group fee, which was 0.29% as of February 28, 2021) of average daily net assets from the Acquiring Fund. Also prior to April 1, 2021, with respect to the Acquiring Fund, Price Associates had contractually agreed at least through June 30, 2021, to waive a portion of its management fees in order to limit the Fund’s management fees to 0.28% of the Fund’s average daily net assets. Effective April 1, 2021, with respect to the Acquiring Fund, the arrangement limiting the overall management fee of the Acquiring Fund to 0.28% was terminated and the separate group fee and individual fund fee component of the management fee were eliminated and, for its services to the Acquiring Fund, Price Associates receives an annual investment management fee of 0.19% of average daily net assets of the Acquiring Fund.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for a Fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the Fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice.

In addition, the Funds have entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates. Price Associates provides certain accounting and administrative services; T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the Funds’ transfer and dividend-disbursing agent; and T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Funds. There is no anticipated change to such fees as a result of the

Reorganizations and, therefore, these expenses are not reflected in the pro forma information presented below.

Acquisition of California Tax-Free Money Fund by Tax-Exempt Money Fund

Fee and Expense Increase/(Decrease)
($000s)	Year Ended February 28, 2021

Investment management expense (1)	$(133)
Custody and accounting expenses (2)	(133)
Registration Fees (2)	(37)
Legal and Audit fees (2)	(34)
Other Expenses (2)	(20)
Reimbursement (3)	216
Total Pro Forma Net Expense Adjustment	$(141)

1 Reflects the impact of the Acquiring Fund’s investment management fee rate of 0.19% of average daily net assets effective April 1, 2021, to the Combined Fund’s average net assets.

2 Reflects the impact of the reduction of fees charged on a per fund basis that would not be incurred by the Combined Fund.

3 Reflects the reduction in fees waived by Price Associates under the new investment management agreement effective May 1, 2021, as described above and a reduction in fees waived under the expense limitation agreements of the Acquiring Fund as a result of the additional assets from the Acquired Funds.

Acquisition of New York Tax-Free Money Fund by Tax-Exempt Money Fund

Fee and Expense Increase/(Decrease)
($000s)	Year Ended February 28, 2021

Investment management expense (1)	$(112)
Custody and accounting expenses (2)	(134)
Registration fees (2)	(34)
Legal and audit fees (2)	(34)
Other Expenses (2)	(20)
Reimbursement (3)	213
Total Pro Forma Net Expense Adjustment	$(121)

1 Reflects the impact of the Acquiring Fund’s investment management fee rate of 0.19% of average daily net assets effective April 1, 2021, to the Combined Fund’s average net assets.

2 Reflects the impact of the reduction of fees charged on a per fund basis that would not be incurred by the Combined Fund.

3 Reflects the reduction in fees waived by Price Associates under the new investment management agreement effective May 1, 2021, as described above and a reduction in fees waived under the expense limitation agreements of the Acquiring Fund as a result of the additional assets from the Acquired Funds.

Acquisition of California Tax-Free Money Fund and New York Tax-Free Money Fund by Tax-Exempt Money Fund

Fee and Expense Increase/(Decrease)
($000s)	Year Ended February 28, 2021

Investment management expense (1)	$(245)
Custody and accounting expenses (1)	(267)
Registration fees (2)	(71)
Legal and audit fees (2)	(68)
Other Expenses (2)	(40)
Reimbursement (3)	429
Total Pro Forma Net Expense Adjustment	$(262)

1 Reflects the impact of the Acquiring Fund’s investment management fee rate of 0.19% of average daily net assets effective April 1, 2021, to the Combined Fund’s average net assets.

2 Reflects the impact of the reduction of fees charged on a per fund basis that would not be incurred by the Combined Fund.

3 Reflects the reduction in fees waived by Price Associates under the new investment management agreement effective May 1, 2021, as described above and a reduction in fees waived under the expense limitation agreements of the Acquiring Fund as a result of the additional assets from the Acquired Funds.

Note 4 — Reorganization Costs

Each Fund shall be allocated its own fees and expenses associated with the applicable proposed Reorganization(s), including professional fees and expenses associated with the printing and mailing of the Combined Proxy Statement and Prospectus. Price Associates estimates that expenses for the Reorganizations will be approximately $20,500, $20,000, and $10,200 for the California Acquired Fund, the New York Acquired Fund, and Acquiring Fund, respectively. These costs represent management’s estimate of professional services fees, and any printing costs and mailing charges related to the Reorganizations and will be paid by the Funds.

Note 5 — Capital Loss Carryforwards

Each Fund had no capital loss carryforwards as of February 28, 2021.

C00-059 6/30/21

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours
VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours
VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope

VIRTUAL MEETING

at the following Website:

meetings.computershare.com/MKKCTHY,

on August 11, 2021 at 11:00 a.m. Eastern Time.

To participate in the Virtual Meeting, enter the 14-digit control number from the shaded box on this card.

Please detach at perforation before mailing.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND (the “Fund”)

(a series of T. Rowe Price State Tax-Free Funds, Inc.)

JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 11, 2021

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

By my signature on the reverse side, I appoint Fran Pollack-Matz and David Oestreicher as proxies to vote all the shares of the Fund that I am entitled to vote at the Joint Special Meeting of Shareholders to be held virtually at the following Website meetings.computershare.com/MKKCTHY on August 11, 2021, at 11:00 a.m., Eastern Time, and at any adjournments of the meeting. To participate in the Virtual Meeting, enter the 14-digit control number from the shaded box on this card.

Ms. Pollack-Matz and Mr. Oestreicher may vote my shares, and they may appoint substitutes to vote my shares on their behalf. I instruct Ms. Pollack-Matz and Mr. Oestreicher to vote this proxy as specified on the reverse side, and I revoke any previous proxies that I have executed. The proxies will vote any other matters that arise at the meeting in accordance with their best judgment. I acknowledge receipt of the Fund Notice of Joint Special Meeting of Shareholders and the Combined Proxy Statement and Prospectus. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL. Please refer to the Proxy Statement for more information about attending the Virtual Meeting.

YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

CAM_32131_042321

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON THE REVERSE SIDE.

xxxxxxxxxxxxxx code

Important Notice Regarding the Availability of Proxy Materials for the

Joint Special Meeting of Shareholders of the

T. Rowe Price California Tax-Free Money Fund to be held virtually on August 11, 2021.

The Combined Proxy Statement and Prospectus for this meeting is available at:

https://www.proxy-direct.com/trp-32131

IF YOU VOTE ON THE INTERNET OR BY TELEPHONE,

YOU NEED NOT RETURN THIS PROXY CARD

Please detach at perforation before mailing.

THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BELOW. IF THIS PROXY CARD IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE PROPOSAL.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS Example: X

A. Proposal THE BOARD RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL.

1.  To approve an Agreement and Plan of Reorganization relating to the proposed reorganization of the T. Rowe Price California Tax-Free Money Fund (the “California Tax-Free Money Fund”) into the T. Rowe Price Tax-Exempt Money Fund (the “Tax-Exempt Money Fund”). The Agreement and Plan of Reorganization provides for the transfer of substantially all of the assets and liabilities of the California Tax-Free Money Fund to the Tax-Exempt Money Fund in exchange for Investor Class shares and I Class shares of the Tax-Exempt Money Fund, and the distribution of the Investor Class shares and I Class shares of the Tax-Exempt Money Fund to the shareholders of the California Tax-Free Money Fund in liquidation of the California Tax-Free Money Fund.

	For	Against	Abstain
	☐	☐	☐
2. To transact such other business as may properly come before the Shareholder Meeting and any adjournments or postponements thereof.

B. Authorized Signatures — This section must be completed for your vote to be counted.— Sign and Date Below

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy)—Please print date below	Signature 1—Please keep signature within the box	Signature 2—Please keep signature within the box
/ /
Scanner bar code
xxxxxxxxxxxxxx	CAM1 32131	xxxxxxxx

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours
VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours
VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope

VIRTUAL MEETING

at the following Website:

meetings.computershare.com/MKKCTHY,

on August 11, 2021 at 11:00 a.m. Eastern Time.

To participate in the Virtual Meeting, enter the 14-digit control number from the shaded box on this card.

Please detach at perforation before mailing.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND (the “Fund”)

(a series of T. Rowe Price State Tax-Free Funds, Inc.)

JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 11, 2021

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

By my signature on the reverse side, I appoint Fran Pollack-Matz and David Oestreicher as proxies to vote all the shares of the Fund that I am entitled to vote at the Joint Special Meeting of Shareholders to be held virtually at the following Website meetings.computershare.com/MKKCTHY on August 11, 2021, at 11:00 a.m., Eastern Time, and at any adjournments of the meeting. To participate in the Virtual Meeting, enter the 14-digit control number from the shaded box on this card.

Ms. Pollack-Matz and Mr. Oestreicher may vote my shares, and they may appoint substitutes to vote my shares on their behalf. I instruct Ms. Pollack-Matz and Mr. Oestreicher to vote this proxy as specified on the reverse side, and I revoke any previous proxies that I have executed. The proxies will vote any other matters that arise at the meeting in accordance with their best judgment. I acknowledge receipt of the Fund Notice of Joint Special Meeting of Shareholders and the Combined Proxy Statement and Prospectus. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL. Please refer to the Proxy Statement for more information about attending the Virtual Meeting.

YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NYM_32131_42321

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON THE REVERSE SIDE.

xxxxxxxxxxxxxx code

Important Notice Regarding the Availability of Proxy Materials for the Joint Special

Meeting of Shareholders of the T. Rowe Price New York Tax-Free Money Fund

to be held virtually on August 11, 2021.

The Combined Proxy Statement and Prospectus for this meeting is available at:

https://www.proxy-direct.com/trp-32131

IF YOU VOTE ON THE INTERNET OR BY TELEPHONE,

YOU NEED NOT RETURN THIS PROXY CARD

Please detach at perforation before mailing.

THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BELOW. IF THIS PROXY CARD IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE PROPOSAL.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS Example: X

A. Proposal THE BOARD RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL.

1. To approve an Agreement and Plan of Reorganization relating to the proposed reorganization of the T. Rowe Price New York Tax-Free Money Fund (the “New York Tax-Free Money Fund“) into the T. Rowe Price Tax-Exempt Money Fund (the “Tax-Exempt Money Fund”). The Agreement and Plan of Reorganization provides for the transfer of substantially all of the assets and liabilities of the New York Tax-Free Money Fund to the Tax-Exempt Money Fund in exchange for Investor Class shares and I Class shares of the Tax-Exempt Money Fund, and the distribution of the Investor Class shares and I Class shares of the Tax-Exempt Money Fund to the shareholders of the New York Tax-Free Money Fund in liquidation of the New York Tax-Free Money Fund.

	For	Against	Abstain
	☐	☐	☐
2. To transact such other business as may properly come before the Shareholder Meeting and any adjournments or postponements thereof.

B. Authorized Signatures — This section must be completed for your vote to be counted.— Sign and Date Below

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy)—Please print date below	Signature 1—Please keep signature within the box	Signature 2—Please keep signature within the box
/ /
Scanner bar code
xxxxxxxxxxxxxx	NYM1 32131	xxxxxxxx

T. Rowe Price Funds WO# 32131 - TOUCH-TONE TELEPHONE VOTING SCRIPT
** PROXY CARD ** IVR Revision 04/23/2021
WHEN CONNECTED TO OUR TOUCH TONE VOTING SYSTEM ACCESSED VIA OUR TOLL-FREE # 1-800-337-3503, THE SHAREHOLDER HEARS:

THE INITIAL PROMPT:
"Thank you for calling the proxy voting line.
Before you can vote, I'll need to validate some information from your proxy card or meeting notice.
On your card or notice there’s a shaded box with a 14 digit number inside. Please enter that number now."

AFTER THE SHAREHOLDER ENTERS THEIR 14 DIGIT CONTROL NUMBER, HE/SHE HEARS:
"Next, located in the un-shaded box is an 8 digit number. Please enter this number now."

THEN YOU HEAR:
"Thank you. Please hold while I validate those numbers."

IF VALID CODES WERE ENTERED, THE SHAREHOLDER WILL HEAR THE FOLLOWING GENERIC SPEECH:
"Okay, you'll be voting your shares for the upcoming proxy meeting. The Board Recommends a vote "FOR" the proposal."

IF THE CUSTOM GREETING IS APPROVED, THE SHAREHOLDER WILL HEAR THE FOLLOWING CUSTOM SPEECH:
"Okay, you'll be voting your proxy for share in the T. Rowe Price Funds. The Board Recommends a vote "FOR" the proposal."

IF THERE IS A PRIOR VOTE IN THE SYSTEM FOR THE CONTROL NUMBER ENTERED YOU HEAR:
“I see that you’ve already voted. If you don’t want to change your vote you can just hang-up. Otherwise, remain on the line and I’ll take you through the voting process again..."

IF THERE IS NO PRIOR VOTE, THE FOLLOWING IS HEARD:
"I'm about to take you through the voting process. Please keep your voting card or meeting notice in front of you to follow along. Okay, let's begin…"

THEN, MATCHING THE SHAREHOLDER'S PROXY CARD, THEY WILL BE PROMPTED FOR VOTING AS FOLLOWS:
"PROPOSALS 1&2 : "To vote FOR Press 1; AGAINST Press 2; Or to ABSTAIN Press 3"
WHEN THE SHAREHOLDER HAS COMPLETED VOTING ON THE PROPOSALS, HE/SHE WILL HEAR:

"Okay, you've finished voting but your vote has not yet been recorded."
"To hear a summary of how you voted, press 1; To record your vote, Press 2."

IF THE SHAREHOLDER PRESSES 1, TO HEAR A SUMMARY OF THEIR VOTES, HE/SHE WILL HEAR:
"Please note your vote will be cast automatically should you decide to hang up during the summary."
"You've elected to vote as follows..." [THEN A PLAYBACK OF THE VOTES COLLECTED FOR EACH PROPOSAL IS HEARD]
AFTER THE VOTE PLAYBACK, THE SHAREHOLDER HEARS:
"If this is correct, press 1; Otherwise, press 2. If you'd like to hear the information again press # (pound)."

IF THE CALLER CHOOSES TO RECORD THEIR VOTE (EITHER BEFORE OR AFTER THE SUMMARY IS HEARD), THEY HEAR:
"(Okay) Please hold while I record your vote."
THEN THEY HEAR:
"Your vote has been recorded. It’s not necessary for you to mail in your proxy card or meeting notice.
I’m now going to end this call unless you have another proxy card or meeting notice to vote or you want to change your vote. If you need to vote again, press one now."

IF THE SHAREHOLDER PRESSES 2, INDICATING AN INCORRECT VOTE, HE/SHE WILL HEAR:
"Okay, let’s change your vote." [The system then prompts the voting options again.]

AFTER THE SHAREHOLDER'S VOTE IS RECORDED, IF THEY ELECT TO VOTE ANOTHER PROXY, HE/SHE HEARS:
"Before you can vote, I'll need to validate some information from your proxy card or meeting notice. On your card or notice there’s a shaded box with a 14 digit number inside. Please enter that number now."

IF THE SHAREHOLDER ELECTS TO END THE CALL, HE/SHE WILL HEAR:
"Thank you for voting, goodbye."

Vote Your Shares Today - T. Rowe Price Funds Special Meeting of Shareholders

Log in to your account

Dear Shareholder:

Thank you for choosing electronic delivery of your T. Rowe Price Fund(s) documents. You are receiving this email because you consented to receive your proxy materials online. This email provides the information you will need to view the proxy materials online, access your proxy card, and vote your shares.

The Joint Special Meeting of Shareholder will take place at 11:00 a.m. ET, Wednesday, August 11, 2021. As the T. Rowe Price Funds are owned by the shareholders, your participation as a shareholder in the proxy process is extremely important. For your convenience, electronic versions of the Proxy Statement and Sample Ballot are available at the below website for you to view or download.

https://www.proxy-direct.com/trp-32131

After you have reviewed the materials, please submit your vote promptly. Voting promptly can help limit additional costs to the Funds associated with soliciting your vote.

VOTING YOUR PROXY ONLINE

Online voting is a convenient and secure way to vote your proxy. You may access your proxy card and vote your proxy by clicking on the link(s) provided below. The link will take you directly to the proxy voting site where you can submit your vote.

The control number and security code shown below will auto-populate when you click on the link(s) provided.

Test Fund Name 1 Control Number: 00099999000000

Security Code: 99999999

Click Here to Vote

You also can visit https://www.proxy-direct.com and enter your control numbers and security code exactly as they appear above. If multiple control numbers and security codes appear, you will need to vote each individually in order to capture your vote on all accounts.

If you have any questions about the proxy materials or the proposals, or if you wish to request a paper copy of the proxy materials, please call us at 1-800-537-6172 or email us at info@troweprice.com.

Because regulations require that each fund receive a certain number of votes, you may be contacted by email or phone if your vote is not received. These calls and emails will cease as soon as your vote is recorded.

Thank you for investing with T. Rowe Price Funds.

Sincerely,

Computershare Funds Services

Independent Tabulator for the August 11, 2021 Joint Special Meeting of Shareholders

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202011-1401510

INBOUND CALL FLOW – T. ROWE PRICE (32131)

Thank you for calling, my name is < first name, last name >. How may I help you?

IF the shareholder has an initial inquiry,(i.e reason for the call, question regarding proposals, etc..) respond briefly to the inquiry and transition into retrieving their information in Proxy 01. DO NOT put SH on hold while searching. If instructed: Do you have a reference number from the letter you received? If no letter: May I please have your phone number so I can locate your information? Use additional Search methods if SH cannot be found

ONCE FOUND: Who am I speaking to? If a personal investment with a different name was pulled up, reconfirm search methods. Once confirmed, if not the shareholder or if it is a business record, ask if authorized to vote on the investment. Is the mailing address still < Shareholder Street Address >? Is there a current phone number we can update for you in our system? This is regarding the investment in the < Specific Fund Name >. ***Remember to use alternate intro if investment is in a Trust, Custodial, Association or Club, Company name or 401K or pension plan.

Materials were sent to you regarding the upcoming shareholder meeting and at this time we have not received your vote. Would you like to vote along with the recommendations of the board?

YES

If Households for same SH: I see you have additional investments with T. Rowe Price Funds. Would you like to vote the same way on those investments?

YES

CFS REGISTERED SHAREHOLDERS & CORPORATE: I am recording your < > vote on your T. Rowe Price investments and will send you a printed confirmation to (address). For confirmation purposes, may I have the city, state and zip code that we'll be mailing your confirmation to?

CFS BENEFICIAL ONLY: I am recording your < > vote on your T. Rowe Price investments and will send you a printed confirmation to (address). For confirmation purposes, may I have the city, state and zip code that we'll be mailing your confirmation to? When you receive it please feel free to call us at 1-866-962-7225 if you have any concerns about your telephone vote.

Thank you for your time and your vote. Have a good day/evening!

Thank you for calling, my name is < first name, last name >. How may I help you?

IF the shareholder has an initial inquiry,(i.e reason for the call, question regarding proposals, etc..) respond briefly to the inquiry and transition into retrieving their information in Proxy 01. DO NOT put SH on hold while searching. If instructed: Do you have a reference number from the letter you received? If no letter: May I please have your phone number so I can locate your information? Use additional Search methods if SH cannot be found

ONCE FOUND: Who am I speaking to? If a personal investment with a different name was pulled up, reconfirm search methods. Once confirmed, if not the shareholder or if it is a business record, ask if authorized to vote on the investment. Is the mailing address still < Shareholder Street Address >? Is there a current phone number we can update for you in our system? This is regarding the investment in the < Specific Fund Name >. ***Remember to use alternate intro if investment is in a Trust, Custodial, Association or Club, Company name or 401K or pension plan.

Materials were sent to you regarding the upcoming shareholder meeting and at this time we have not received your vote. Would you like to vote along with the recommendations of the board?

NO

Use Appropriate Rebuttal

Would you like to vote along with the recommendations of the board?

Shareholder Agrees to Vote

CFS REGISTERED SHAREHOLDERS & CORPORATE: I am recording your < > vote on your T. Rowe Price investments and will send you a printed confirmation to (address). For confirmation purposes, may I have the city, state and zip code that we'll be mailing your confirmation to?

CFS BENEFICIAL ONLY: I am recording your < > vote on your T. Rowe Price investments and will send you a printed confirmation to (address). For confirmation purposes, may I have the city, state and zip code that we'll be mailing your confirmation to? When you receive it please feel free to call us at 1-866-962-7225 if you have any concerns about your telephone vote.

Thank you for your time and your vote. Have a good day/evening!

Shareholder Declines to vote

Thank you for your time. Have a good day/evening!

NCU Proxy Call Flow- T. Rowe Price (32131)

Hello, I am trying to reach < SH Full Name >. Is he/she available?

If yes, confirm SH identity

My name is < First Name, Last name > and I am calling on a recorded line regarding your investment in < Company / Specific Fund Name >.

< Use Alternate Scripting if appropriate >

Materials were sent to you regarding the upcoming shareholder meeting and at this time we have not received your vote. The Board is recommending a vote “IN FAVOR”. Would you like to vote along with the recommendations of the Board?

If yes / If vote direction is given

If Households for same SH: I see you have additional investments with T. Rowe Price Funds.

Would you like to vote the same way on those investments?

Thank you. I am recording a < For / Against / Abstain > vote on your T. Rowe Price investment(s) and will send a printed confirmation <for each> to < Registration Street address >.

For confirmation purposes, may I have your city, state and zip code?

< note: if SH declines, we can accept vote with correct zip or city >

For BEN CFS Shareholders Only:

Thank you. When you receive the confirmation, please feel free to call us at 1-866-962-7225 if you have any concerns about your telephone vote.

Thank you for your time and your vote. Have a great < day/evening >.

If Households for additional SHs:

Thank you. I see that < Other SH Name > also holds this investment. May I speak to them?

If yes

If yes, confirm SH identity

My name is < First Name, Last name > and I am calling on a recorded line regarding your investment in < Company / Specific Fund Name >.

< Use Alternate Scripting if appropriate >

Materials were sent to you regarding the upcoming shareholder meeting and at this time we have not received your vote. The Board is recommending a vote “IN FAVOR”. Would you like to vote along with the recommendations of the Board?

If yes / If vote direction is given

If Households for same SH:

I see you have additional investments with T. Rowe Price Funds. Would you like to vote the same way on those investments?

Thank you. I am recording a < For / Against / Abstain > vote on your T. Rowe Price investment(s) and will send a printed confirmation <for each> to < Registration Street address >.

For confirmation purposes, may I have your city, state and zip code?

< note: if SH declines, we can accept vote with correct zip or city >

For BEN CFS Shareholders Only:

Thank you. When you receive the confirmation, please feel free to call us at 1-866-962-7225 if you have any concerns about your telephone vote.

Thank you for your time and your vote. Have a great < day /evening >.

If No / SH Declines to Vote

< Use Appropriate Rebuttal followed by>

Would you like to vote along with the recommendations of the Board?

Vote direction is given

Thank you. I am recording a < For / Against / Abstain > vote on your T. Rowe Price investment(s) and will send a printed confirmation <for each> to < Registration Street address >.

For confirmation purposes, may I have your city, state and zip code?

< note: if SH declines, we can accept vote with correct zip or city >

For BEN CFS Shareholders Only:

Thank you. When you receive the confirmation, please feel free to call us at 1-866-962-7225 if you have any concerns about your telephone vote.

Thank you for your time and your vote. Have a great < day /evening >.

SH Declines to Vote after rebuttals

< If appropriate >

We can be reached at 866-905-8160 and are available weekdays between 9am and 11pm EST and between noon and 6pm EST on Saturday.

Thank you for your time. Have a great < day / evening >.

If Households for additional SHs:

Thank you. I see that < Other SH Name > also holds this investment. May I speak to them?

If no

Is there a better time to reach them?

< If appropriate >

We can be reached at 866-905-8160 and are available weekdays between 9am and 11pm EST and between noon and 6pm EST on Saturday.

Thank you for your time. Have a great < day / evening >.

Hello, I am trying to reach < SH Full Name >. Is he/she available?

Who’s Calling? (prior to confirming SH)

My name is < First name, Last name > and I’m calling on a recorded line regarding the upcoming shareholder meeting for T. Rowe Price. Is < SH Full Name > available?

If a third party needs more info

Note: Look for other shareholders/ JT TEN

Who’s Calling? (prior to confirming SH)

My name is < First name, Last name > and I’m calling on a recorded line regarding the upcoming shareholder meeting for T. Rowe Price. Is < SH Full Name > available?

If no

Is there a better time to reach them?

< If appropriate >

We can be reached at 866-905-8160 and are available weekdays between 9am and 11pm EST and between noon and 6pm EST on Saturday.

Thank you for your time. Have a great < day / evening >.

Hello, I am trying to reach < SH Full Name >. Is he/she available?

Who’s Calling? (prior to confirming SH)

My name is < First name, Last name > and I’m calling on a recorded line regarding the upcoming shareholder meeting for T. Rowe Price. Is < SH Full Name > available?

If yes

If yes, confirm SH identity

My name is < First Name, Last name > and I am calling on a recorded line regarding your investment in < Company / Specific Fund Name >.

< Use Alternate Scripting if appropriate >

Materials were sent to you regarding the upcoming shareholder meeting and at this time we have not received your vote. The Board is recommending a vote “IN FAVOR”. Would you like to vote along with the recommendations of the Board?

If yes / If vote direction is given

If Households for same SH: I see you have additional investments with T. Rowe Price Funds.

Would you like to vote the same way on those investments?

Thank you. I am recording a < For / Against / Abstain > vote on your T. Rowe Price investment(s) and will send a printed confirmation <for each> to < Registration Street address >.

For confirmation purposes, may I have your city, state and zip code?

< note: if SH declines, we can accept vote with correct zip or city >

For BEN CFS Shareholders Only:

Thank you. When you receive the confirmation, please feel free to call us at 1-866-962-7225 if you have any concerns about your telephone vote.

Thank you for your time and your vote. Have a great < day/evening >.

If Households for additional SHs:

Thank you. I see that < Other SH Name > also holds this investment. May I speak to them?

If yes

If yes, confirm SH identity

My name is < First Name, Last name > and I am calling on a recorded line regarding your investment in < Company / Specific Fund Name >.

< Use Alternate Scripting if appropriate >

Materials were sent to you regarding the upcoming shareholder meeting and at this time we have not received your vote. The Board is recommending a vote “IN FAVOR”. Would you like to vote along with the recommendations of the Board?

If yes / If vote direction is given

If Households for same SH:

I see you have additional investments with T. Rowe Price Funds. Would you like to vote the same way on those investments?

Thank you. I am recording a < For / Against / Abstain > vote on your T. Rowe Price investment(s) and will send a printed confirmation <for each> to < Registration Street address >.

For confirmation purposes, may I have your city, state and zip code?

< note: if SH declines, we can accept vote with correct zip or city >

For BEN CFS Shareholders Only:

Thank you. When you receive the confirmation, please feel free to call us at 1-866-962-7225 if you have any concerns about your telephone vote.

Thank you for your time and your vote. Have a great < day /evening >.

If No / SH Declines to Vote

< Use Appropriate Rebuttal followed by>

Would you like to vote along with the recommendations of the Board?

Vote direction is given

Thank you. I am recording a < For / Against / Abstain > vote on your T. Rowe Price investment(s) and will send a printed confirmation <for each> to < Registration Street address >.

For confirmation purposes, may I have your city, state and zip code?

< note: if SH declines, we can accept vote with correct zip or city >

For BEN CFS Shareholders Only:

Thank you. When you receive the confirmation, please feel free to call us at 1-866-962-7225 if you have any concerns about your telephone vote.

Thank you for your time and your vote. Have a great < day /evening >.

SH Declines to Vote after rebuttals

< If appropriate >

We can be reached at 866-905-8160 and are available weekdays between 9am and 11pm EST and between noon and 6pm EST on Saturday.

Thank you for your time. Have a great < day / evening >.

If Households for additional SHs:

Thank you. I see that < Other SH Name > also holds this investment. May I speak to them?

If no

Is there a better time to reach them?

< If appropriate >

We can be reached at 866-905-8160 and are available weekdays between 9am and 11pm EST and between noon and 6pm EST on Saturday.

Thank you for your time. Have a great < day / evening >.

Hello, I am trying to reach < SH Full Name >. Is he/she available?

Who’s Calling? (prior to confirming SH)

My name is < First name, Last name > and I’m calling on a recorded line regarding the upcoming shareholder meeting for T. Rowe Price. Is < SH Full Name > available?

If a third party needs more info

Note: Look for other shareholders/ JT TEN

Who’s Calling? (prior to confirming SH)

My name is < First name, Last name > and I’m calling on a recorded line regarding the upcoming shareholder meeting for T. Rowe Price. Is < SH Full Name > available?

If no

Is there a better time to reach them?

< If appropriate >

We can be reached at 866-905-8160 and are available weekdays between 9am and 11pm EST and between noon and 6pm EST on Saturday.

Thank you for your time. Have a great < day / evening >.

NCU Proxy Call Flow- T. Rowe Price (32131)

Alternative Call Flows – Personal Investments

Investment held in a Custodial Account for a minor – Ask for Custodian:

My name is < First Name, Last name > and I am calling on a recorded line regarding the investment in < Company / Specific Fund Name > you control as custodian for <name of minor >.

TIP: Often, you will see a broker as cust for an individual investment; however, CUST scripting is appropriate only when the registration has a person as custodian for another person.

Custodial Abbreviations
C/F, CUST	Custodian: authorized
RI, RESP PERS	Responsible Individual (Cust): authorized
UGMA	Uniform Gifts to Minors Act
UTMA	Uniform Transfers to Minors Act
COVERDELL ESA	Coverdell Educational Savings Account

Ex:

JOHN Q SMITH CUST

JAMES R SMITH UGMA

123 MAIN ST.

Ex:

JANE BRANDING C/F

ELAINE JOHNSON (MINOR)

123 MAIN ST.

Investment held in a Trust w/ no FBO – Ask for Trustee:

My name is < First Name, Last name > and I am calling on a recorded line regarding the investment in < Company / Specific Fund Name > held in the < Trust Name > for which you were listed as Trustee.

TIP: If there is no trust name (just a Trustee and UA DTD), the trust name is 'the Trust'

TRUST Abbreviations
TTEE, TR	Trustee (TR is uncommon): authorized
TR, LIVT	Trust, Living Trust
REV, IRREV	Revocable, Irrevocable
UA DTD	Under the Agreement Dated

Ex:

LINDA Q SMITH TTEE

JOHN SMITH REV LIV TR

U/A DTD 7/21/2001

123 MAIN ST.

Authorization Procedures - Personal

3rd Party/ Contact States they Handle Proxy Voting

Materials were sent regarding the upcoming shareholder meeting and at this time we have not received a vote on this investment. Are you authorized to vote on this investment?

If Yes: May I have your name and relationship to the shareholder?

The Board is recommending a vote “IN FAVOR”. Would you like to vote along with the board?

Personal investment where SH is incapacitated or deceased OR Business Contact states they do NOT handle voting

Is there another person handling the investments? Are they available?

Clarifying Abstain

IF a shareholder states 'I will abstain' or simply 'I abstain', please ask: "Just to clarify, are you casting an Abstain vote, or not voting at all?"

Email Remails

IF a shareholder states they want to read about the proposals, offer to review the proposals. If sh still wants to review, ALWAYS offer an email first: "The fastest and most cost effective way to get those materials to you is via email. Do you have a valid email address?"

Reminder: escalate to (or inform) a support person in the following situations:

* person asks for supervisor	* incomplete confirmation (C,S,Z)	* incomplete authorization procedures
* potential complaint	* unsure if vote can be recorded	* complex vote direction
* SH wants same-day callback	* agent misvote	* SH has difficult questions

NCU Proxy Call Flow-T. Rowe Price (32131)

Alternative Call Flows – Business Investments

Investment held in a Company / Association / Club Name (no contact):

My name is < First Name, Last name > and I am calling on a recorded line regarding the investment in < Company / Specific Fund Name > registered to < Company Name >. I am trying to reach the person that handles proxy voting.

Ex:

VFW POST 2454

123 MAIN ST.

Ex:

BOB’S BUILDERS CONSTRUCTION

123 MAIN ST.

Investment held in a Company Name / 401k / Pension Plan / Association / Club / ATTN (w/ contact):

My name is < First Name, Last name > and I am calling on a recorded line regarding the investment in < Company / Specific Fund Name > registered to < Company Name > <401 K / Pension Plan > for which you are listed as < Trustee / Contact Person >. I am trying to reach the person that handles proxy voting.

Ex:

ADVANCED ORTHODICS PFT SH PLN

ANDREW ADAMS TTEE

123 MAIN ST.

Ex:

S & W DIAMONDS AND GOLD LLC

401K PLAN

ATTN: JANE JONES

123 MAIN ST.

Investment Registration is Not Clearly Business or Personal (e.g. SH name and business name – no other info):

My Name is < First Name, Last name > and I am calling on a recorded line, regarding the investment in < Company / Specific Fund Name > the registration reads < Review Registration >, is this something that you hold as a personal investment or something you handle for the business?

Ex:

STAR YOGA

DEBRA ALLEN

123 MAIN ST.

Investment Registration includes C/O (denotes mailing address) – Ask for C/O:

My name is < First Name, Last name > and I am calling on a recorded line regarding the investment in < Company / Specific Fund Name > registered to < Company Name / SH Full Name >. Materials were sent to < C/O Name > at < Registration Street Address >. I am trying to reach the person that handles the proxy voting for this investment.

Business Ex:

COLORADO RANCH

C/O CHRISTOPHER WILLIS

123 MAIN ST.

Personal Ex:

ANNE LITTLE

C/O BETTY TEMPLE

123 MAIN ST.

For ALL Business Investments, we must ask:

Materials were sent regarding the upcoming shareholder meeting and at this time we have not received a vote on this investment. Are you authorized to vote on this investment?

If Yes: May I have your name and position with the < Company / Club >?

The Board is recommending a vote “IN FAVOR”. Would you like to vote along with the board?

Common Abbreviations for Investment Companies found in Registration
ATC	Ameriprise
FCC	First Clearing LLC
FMT	First Mortgage Trust
MLPF&S	Merrill Lynch, Pierce, Fenner & Smith Inc. or "Merrill Lynch"
NFS/FMTC	Nat'l Fin. Services/Fidelity Mgmt. Trust Co. or "Fidelity"
NM	Northwest Mutual
WFA	Wells Fargo Advisors
WFBNA	Wells Fargo Bank N.A.

Time Sensitive: Your vote is needed today!

Joint Special Meeting of T. Rowe Price Funds

Dear Shareholder:

The Joint Special Meeting of Shareholders to be held on August 11, 2021, at 11:00 a.m. ET, is quickly approaching, and our records indicate that we have not yet received your vote.

YOUR FUND’S BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL

Voting now helps minimize additional costs to the funds, avoids additional mailings, and eliminates phone calls to shareholders.

The Proxy Statement we sent you contains important information regarding the proposal to change your fund’s diversification status that all shareholders are being asked to consider. A copy of the Proxy Statement may be viewed or downloaded at the website listed on your proxy card. If you have any questions regarding the proposals, or need assistance with voting, you may call Computershare Fund Services, the Funds’ proxy solicitor, toll free at 1-866-905-8160.

For your convenience, please utilize any of the following methods to submit your vote:

1. Vote Online.

Visit the website noted on the enclosed proxy voting card, and follow the instructions.

2. Vote by Phone.

Call the toll-free number printed on the enclosed proxy voting card, and follow the automated instructions. Available 7 days a week, 24 hours a day.

3. Speak with a Proxy Specialist.

Call 1-866-905-8160 with any questions. Specialists can assist with voting. Available Monday to Friday from 9 a.m. to 11 p.m. ET and Saturday from 12 p.m. to 6 p.m. ET.

4. Vote by Mail.

Mail your signed proxy voting card(s) in the postage-paid envelope included with your proxy materials.

Thank you for your prompt attention to this matter and your continued confidence in T. Rowe Price. If you have already voted, we appreciate your participation, and you may disregard this notice.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates and all other investment companies in the T. Rowe Price family of mutual funds as listed in Item 31 of the Registrant’s Registration Statement filed as Amendment No. 54 dated June 26, 2020. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Articles of Incorporation of Registrant, dated March 21, 1980 (electronically filed with Amendment No. 18 dated June 9, 1994)

(1)(b) Articles of Amendment, dated January 9, 1981 (electronically filed with Amendment No. 18 dated June 9, 1994)

(1)(c) Articles of Amendment of T. Rowe Price Tax-Exempt Money Fund, Inc., on behalf of T. Rowe Price Tax-Exempt Money Fund—PLUS Class dated October 16, 1998 (electronically filed with Amendment No. 22 dated April 28, 1999)

(1)(d) Articles Supplementary of T. Rowe Price Tax-Exempt Money Fund, Inc., on behalf of T. Rowe Price Tax-Exempt Money Fund—PLUS Class dated October 16, 1998 (electronically filed with Amendment No. 22 dated April 28, 1999)

(1)(e) Articles Supplementary of Registrant on behalf of T. Rowe Price Tax-Exempt Money Fund—I Class dated March 29, 2017 (electronically filed with Amendment No. 48 dated June 28, 2017)

(2) By-Laws of Registrant, as amended June 29, 1981, January 21, 1988, April 20, 1990, July 1, 1991, July 20, 1993, July 21, 1999, October 16, 2002, February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, October 17, 2011, and July 25, 2018 (electronically filed with Amendment No. 52 dated June 27, 2019)

(3) Specimen Stock Certificate (filed with Amendment No. 1)

(4) Agreement and Plan of Reorganization dated __________, 2021 is attached as Exhibit A to the Combined Proxy Statement and Prospectus and is incorporated herein by reference to Exhibit (4) of the Registrant’s Registration Statement on Form N-14 dated May 7, 2021 (to be filed by amendment)

(5) Inapplicable

(6)(a) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated July 1, 1987 (electronically filed with Amendment No. 18 dated June 9, 1994)

(6)(b) Amendment to Investment Management Agreements between Registrant and T. Rowe Price Associates, Inc., dated August 1, 2004 (electronically filed with Amendment No. 28 dated June 30, 2005)

(6)(c) Amendment to Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated April 1, 2021

(7)(a) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated January 8, 1981 (electronically filed with Amendment No. 18 dated June 9, 1994)

(7)(b) Amendment to Underwriting Agreements between Each T. Rowe Price Fund listed on Schedule A and T. Rowe Price Investment Services, Inc., dated February 6, 2017 (electronically filed with Amendment No. 50 dated June 28, 2018)

(8) Inapplicable

(9)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, September 15, 2017, October 30, 2017, February 5, 2018, August 9, 2018, April 5, 2019, April 15, 2019, August 26, 2019, November 15, 2019, February 13, 2020, October 16, 2020, November 20, 2020, and February 4, 2021 (to be filed by amendment)

(9)(b) Subcustodian Agreements between T. Rowe Price Tax-Free Funds and Irving Trust Company and Morgan Guaranty Trust Company (filed with Amendment No. 8)

(9)(c) Subcustodian Agreement between Irving Trust Company and State Street Bank and Trust Company (filed with Amendment No. 12)

(10)(a) Rule 18f-3 Plan for the T. Rowe Price Tax-Exempt Money Fund and T. Rowe Price Tax-Exempt Money Fund—I Class dated July 6, 2017 (electronically filed with Amendment No. 48 dated June 28, 2017)

(10)(b) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Tax-Exempt Money Fund and T. Rowe Price Tax-Exempt Money Fund—I Class dated October 1, 2019 (electronically filed with Amendment No. 54 dated June 26, 2020)

(11) Opinion of Counsel as to the legality of securities – is filed herewith as Exhibit (11)

(12) Opinion and Consent of Willkie Farr & Gallagher LLP with respect to tax consequences (to be filed by amendment)

(13)(a)  Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2020, amended May 6, 2020, October 13, 2020, and December 15, 2020 (to be filed by amendment)

(13)(b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 46 dated June 28, 2016)

(13)(c) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 1, 2019, June 5, 2020, October 5, 2020, and January 4, 2021 (to be filed by amendment)

(13)(d) Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, July 17, 2017, October 1, 2017, October 30, 2017, June 21, 2018, June 22, 2018, October 1, 2018, November 27, 2018, August 26, 2019, June 5, 2020, October 5, 2020, and January 4, 2021 (to be filed by amendment)

(13)(e) Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 30, 2019, June 5, 2020, October 5, 2020, and January 4, 2021 (to be filed by amendment)

(13)(f) I Class Expense Limitation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds listed on Exhibit A of the Agreement, dated July 26, 2016 (electronically filed with Amendment No. 48 dated June 28, 2017)

(13)(g) Management Fee Waiver Agreement between T. Rowe Price Associates, Inc. and each of the funds listed on Exhibit A dated April 1, 2017 (electronically filed with Amendment No. 50 dated June 28, 2018)

(13)(h) Expense Limitation and Management Fee Waiver Agreement between T. Rowe Price Associates, Inc., and each of the T. Rowe Price Funds listed on Schedules 1 and 2 of the Agreement, dated May 4, 2020, as amended July 30, 2020, October 26, 2020, and March 9, 2021 (to be filed by amendment)

(14) Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

(15) Inapplicable

(16) Power of Attorney

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that, in response to Exhibit 12 required by Item 16, the Opinion and Consent of Counsel - Willkie Farr & Gallagher LLP, regarding certain tax matters, is filed as part of an amendment to the registration statement

As required by the Securities Act of 1933, this Registrant Statement has been signed on behalf of the Registrant, in the City of Baltimore, and State of Maryland, on the 7th day of May, 2021.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

/s/David Oestreicher

By: David Oestreicher

Director and Executive Vice President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	May 7, 2021
David Oestreicher	and Executive Vice President

/s/Alan S. Dupski	Treasurer and Vice President	May 7, 2021
Alan S. Dupski	(Principal Financial Officer
and Principal Accounting Officer)

*
Teresa Bryce Bazemore	Director	May 7, 2021

*
Ronald J. Daniels	Director	May 7, 2021

*
Bruce W. Duncan	Director	May 7, 2021

*
Robert J. Gerrard, Jr.	Chairman of the Board	May 7, 2021
and Director

*
Paul F. McBride	Director	May 7, 2021

*
John G. Schreiber	Director	May 7, 2021

/s/Robert W. Sharps	Director	May 7, 2021
Robert W. Sharps

*/s/David Oestreicher	Attorney-In-Fact	May 7, 2021
David Oestreicher